UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02361

Voya Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Intermediate Bond Portfolio

The schedules are not audited.

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.4%
		Basic Materials: 0.7%
4,000,000		ArcelorMittal, 6.000%, 03/01/21	$4,410,000	0.1
4,028,000		Dow Chemical Co/The, 4.625%, 10/01/44	4,308,094	0.1
2,742,000		Eastman Chemical Co., 2.700%, 01/15/20	2,776,067	0.1
4,274,000	(1)	Georgia-Pacific LLC, 2.539%, 11/15/19	4,309,630	0.1
2,663,000		Goldcorp, Inc., 3.700%, 03/15/23	2,774,163	0.1
3,860,000		International Paper Co., 4.350%, 08/15/48	3,917,098	0.1
1,000,000		PolyOne Corp., 5.250%, 03/15/23	1,068,420	0.0
3,700,000		Sherwin-Williams Co/The, 3.125%, 06/01/24	3,722,551	0.1
			27,286,023	0.7

		Communications: 3.0%
1,127,000		21st Century Fox America, Inc., 3.000%, 09/15/22	1,149,680	0.0
6,026,000	(2)	Alibaba Group Holding Ltd., 3.600%, 11/28/24	6,255,139	0.2
3,500,000	(1)	Amazon.com, Inc., 4.050%, 08/22/47	3,554,131	0.1
6,160,000		AT&T, Inc., 3.400%, 08/14/24	6,176,277	0.2
1,505,000		AT&T, Inc., 3.600%, 02/17/23	1,549,811	0.0
3,818,000		AT&T, Inc., 3.800%, 03/15/22	3,980,058	0.1
682,000		AT&T, Inc., 4.125%, 02/17/26	701,898	0.0
3,174,000		AT&T, Inc., 4.250%, 03/01/27	3,267,010	0.1
1,364,000		AT&T, Inc., 4.550%, 03/09/49	1,264,071	0.0
4,637,000		AT&T, Inc., 4.800%, 06/15/44	4,525,569	0.1
5,810,000		AT&T, Inc., 5.150%, 02/14/50	5,877,420	0.1
2,364,000		AT&T, Inc., 5.150%, 03/15/42	2,396,309	0.1
439,000		AT&T, Inc., 5.450%, 03/01/47	465,856	0.0
2,694,000		CBS Corp., 4.600%, 01/15/45	2,749,965	0.1
500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	517,500	0.0
3,670,000	(1)	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, 02/15/28	3,584,741	0.1
2,598,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	2,746,587	0.1
4,680,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	5,009,214	0.1
4,330,000		Comcast Corp., 4.250%, 01/15/33	4,662,119	0.1
3,430,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/27	3,447,150	0.1
1,600,000	(1)	Cox Communications, Inc., 2.950%, 06/30/23	1,576,536	0.0
2,180,000	(1)	Cox Communications, Inc., 3.150%, 08/15/24	2,168,739	0.1
1,330,000	(1)	Cox Communications, Inc., 3.500%, 08/15/27	1,311,063	0.0
1,000,000		CSC Holdings LLC, 5.250%, 06/01/24	1,013,750	0.0
1,000,000		DISH DBS Corp., 5.125%, 05/01/20	1,050,950	0.0
1,000,000		DISH DBS Corp., 5.000%, 03/15/23	1,029,375	0.0
5,155,000		Level 3 Communications, Inc., 5.750%, 12/01/22	5,335,425	0.1
575,000		Netflix, Inc., 5.750%, 03/01/24	628,187	0.0
2,800,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 02/15/24	2,929,500	0.1
3,323,000		Pacific Bell Telephone Co., 7.125%, 03/15/26	4,100,027	0.1
1,834,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	1,855,475	0.1
3,325,000	(1)	Sirius XM Radio, Inc., 5.375%, 04/15/25	3,516,187	0.1
3,754,000		Time Warner Cable LLC, 5.875%, 11/15/40	4,130,883	0.1
4,210,000		Time Warner, Inc., 4.050%, 12/15/23	4,438,411	0.1
2,756,000		Time Warner, Inc., 4.850%, 07/15/45	2,809,944	0.1
4,333,000		Time Warner, Inc., 5.350%, 12/15/43	4,682,079	0.1
914,000		Time Warner, Inc., 6.500%, 11/15/36	1,110,859	0.0
330,000		Verizon Communications, Inc., 3.000%, 11/01/21	336,998	0.0
211,000		Verizon Communications, Inc., 4.150%, 03/15/24	223,633	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
3,000,000		Verizon Communications, Inc., 4.500%, 08/10/33	$3,084,644	0.1
8,656,000		Verizon Communications, Inc., 4.812%, 03/15/39	8,961,315	0.2
3,101,000		Verizon Communications, Inc., 4.862%, 08/21/46	3,168,047	0.1
1,134,000		Verizon Communications, Inc., 5.012%, 08/21/54	1,143,312	0.0
960,000		Viacom, Inc., 4.375%, 03/15/43	829,566	0.0
			125,315,410	3.0

		Consumer, Cyclical: 2.0%
2,510,000	(1)	Alimentation Couche-Tard, Inc., 2.700%, 07/26/22	2,520,161	0.1
2,005,000	(2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,974,925	0.1
3,710,940		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/29	3,712,053	0.1
1,177,000		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/30	1,214,664	0.0
1,750,000		American Airlines 2017-2 Class A Pass Through Trust, 3.600%, 04/15/31	1,780,625	0.0
1,750,000		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/31	1,780,800	0.0
1,690,000	(3)	American Airlines 2017-2 Class B Pass Through Trust, 3.700%, 04/15/27	1,689,573	0.0
1,178,988		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/25	1,243,832	0.0
2,807,000		CVS Health Corp., 5.125%, 07/20/45	3,238,907	0.1
73,438		CVS Pass-Through Trust, 6.943%, 01/10/30	87,134	0.0
3,130,838		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/24	3,526,106	0.1
2,481,000		Ford Motor Co., 5.291%, 12/08/46	2,596,975	0.1
2,528,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	2,600,301	0.1
1,433,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,614,594	0.0
1,400,000		General Motors Co., 5.400%, 04/01/48	1,455,983	0.0
1,765,000		General Motors Financial Co., Inc., 3.950%, 04/13/24	1,809,563	0.0
1,893,000		General Motors Financial Co., Inc., 4.350%, 01/17/27	1,948,090	0.0
2,128,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	2,199,900	0.1
620,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/27	639,828	0.0
3,060,000	(1)	Hyundai Capital America, 3.250%, 09/20/22	3,057,338	0.1
3,797,000		Lowe's Cos, Inc., 3.700%, 04/15/46	3,690,545	0.1
2,396,000		McDonald's Corp., 4.875%, 12/09/45	2,705,271	0.1
5,417,000		MDC Holdings, Inc., 6.000%, 01/15/43	5,228,543	0.1
3,210,000		MGM Resorts International, 4.625%, 09/01/26	3,266,175	0.1
4,640,000	(1)	Nissan Motor Acceptance Corp., 2.600%, 09/28/22	4,645,963	0.1
2,401,000	(2)	Nordstrom, Inc., 4.000%, 03/15/27	2,386,219	0.1
1,760,000		Nordstrom, Inc., 5.000%, 01/15/44	1,734,772	0.0
2,710,000		O'Reilly Automotive, Inc., 3.600%, 09/01/27	2,712,641	0.1
3,310,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	3,316,355	0.1
3,685,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	3,662,503	0.1
4,189,000		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/30	4,127,631	0.1
1,224,295		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	1,354,866	0.0
2,476,780		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	2,640,867	0.1
			82,163,703	2.0

		Consumer, Non-cyclical: 3.3%
3,198,000		Abbott Laboratories, 2.800%, 09/15/20	3,254,181	0.1
2,668,000		Abbott Laboratories, 4.750%, 11/30/36	2,948,037	0.1
1,560,000		Abbott Laboratories, 4.900%, 11/30/46	1,748,400	0.0
3,103,000		AbbVie, Inc., 3.200%, 05/14/26	3,113,727	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
6,973,000		AbbVie, Inc., 4.450%, 05/14/46	$7,365,236	0.2
1,370,000		Aetna, Inc., 2.800%, 06/15/23	1,378,640	0.0
7,180,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	7,437,986	0.2
3,535,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	3,925,133	0.1
2,210,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	2,525,221	0.1
1,953,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/48	2,098,836	0.0
3,510,000	(1)	BAT Capital Corp., 3.222%, 08/15/24	3,522,485	0.1
5,270,000	(1)	BAT Capital Corp., 3.557%, 08/15/27	5,296,738	0.1
2,110,000	(1)	BAT Capital Corp., 4.540%, 08/15/47	2,178,640	0.0
5,680,000		Becton Dickinson and Co., 3.700%, 06/06/27	5,735,871	0.1
3,427,000		Cardinal Health, Inc., 2.616%, 06/15/22	3,426,956	0.1
3,502,000		Cardinal Health, Inc., 3.079%, 06/15/24	3,530,183	0.1
3,655,000	(2)	CHS/Community Health Systems, Inc., 5.125%, 08/01/21	3,618,450	0.1
499,000		Envision Healthcare Corp., 5.625%, 07/15/22	522,079	0.0
3,200,000		Express Scripts Holding Co., 3.000%, 07/15/23	3,213,188	0.1
3,533,000		Gilead Sciences, Inc., 2.950%, 03/01/27	3,502,965	0.1
1,000,000		HCA, Inc., 5.875%, 03/15/22	1,110,000	0.0
2,210,000	(1)	Hill-Rom Holdings, Inc., 5.000%, 02/15/25	2,298,400	0.1
1,182,000		Humana, Inc., 3.150%, 12/01/22	1,204,539	0.0
3,770,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/20	3,829,083	0.1
2,113,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/22	2,198,725	0.0
2,964,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	2,916,404	0.1
3,878,000		Kroger Co/The, 4.450%, 02/01/47	3,673,324	0.1
2,400,000		Kroger Co/The, 4.650%, 01/15/48	2,330,305	0.1
2,040,000		Kroger Co/The, 5.150%, 08/01/43	2,098,230	0.0
2,845,000		Medtronic, Inc., 4.375%, 03/15/35	3,136,177	0.1
1,690,000		Medtronic, Inc., 4.625%, 03/15/45	1,927,097	0.0
2,830,000		Mylan NV, 3.750%, 12/15/20	2,935,722	0.1
1,307,000		Mylan NV, 3.950%, 06/15/26	1,332,532	0.0
3,418,000		PepsiCo, Inc., 4.450%, 04/14/46	3,798,031	0.1
3,504,000		Pfizer, Inc., 4.400%, 05/15/44	3,875,570	0.1
2,593,000		Philip Morris International, Inc., 4.250%, 11/10/44	2,710,347	0.1
3,215,000	(1)	Post Holdings, Inc., 5.000%, 08/15/26	3,217,009	0.1
2,136,000	(1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/27	2,114,458	0.0
2,341,000		Reynolds American, Inc., 5.850%, 08/15/45	2,872,794	0.1
470,000	(2)	RR Donnelley & Sons Co., 6.500%, 11/15/23	458,250	0.0
2,990,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23	2,862,075	0.1
3,554,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	3,281,428	0.1
2,020,000		United Rentals North America, Inc., 5.500%, 07/15/25	2,176,449	0.0
3,761,000		UnitedHealth Group, Inc., 4.200%, 01/15/47	4,015,367	0.1
5,000,000	(1)	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21	4,700,000	0.1
			137,415,268	3.3

		Energy: 2.7%
2,860,000		Anadarko Petroleum Corp., 4.850%, 03/15/21	3,034,723	0.1
760,000	(2)	Anadarko Petroleum Corp., 5.550%, 03/15/26	848,741	0.0
1,345,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	1,445,875	0.0
1,580,000		Apache Corp., 5.100%, 09/01/40	1,657,395	0.0
3,468,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	3,884,621	0.1
924,000		BP Capital Markets PLC, 3.119%, 05/04/26	924,338	0.0
5,880,000		BP Capital Markets PLC, 3.224%, 04/14/24	6,013,906	0.1
2,750,000		BP Capital Markets PLC, 3.279%, 09/19/27	2,748,186	0.1
1,820,000		Cenovus Energy, Inc., 3.800%, 09/15/23	1,830,831	0.0
1,623,000	(1)	Cenovus Energy, Inc., 5.400%, 06/15/47	1,632,618	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,267,000		Columbia Pipeline Group, Inc., 4.500%, 06/01/25	$2,424,899	0.1
2,932,000		Enbridge Energy Partners L.P., 9.875%, 03/01/19	3,242,530	0.1
1,814,000		Enbridge, Inc., 3.500%, 06/10/24	1,844,157	0.0
4,630,000	(2)	Energy Transfer L.P., 4.200%, 04/15/27	4,694,911	0.1
730,000		Energy Transfer L.P., 4.650%, 06/01/21	776,339	0.0
2,938,000		Energy Transfer L.P., 5.300%, 04/15/47	2,953,970	0.1
3,580,000		Energy Transfer L.P., 9.700%, 03/15/19	3,955,336	0.1
1,880,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	1,933,475	0.1
1,385,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	1,437,182	0.0
2,900,000		Enterprise Products Operating LLC, 4.875%, 08/16/77	2,921,750	0.1
2,749,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	3,013,344	0.1
381,000		Enterprise Products Operating LLC, 5.700%, 02/15/42	455,660	0.0
3,156,000		Exxon Mobil Corp., 2.726%, 03/01/23	3,214,836	0.1
2,433,000		Exxon Mobil Corp., 3.043%, 03/01/26	2,481,223	0.1
2,998,000		Hess Corp., 5.800%, 04/01/47	3,078,703	0.1
1,506,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	1,571,075	0.0
1,338,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	1,393,851	0.0
1,722,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	1,795,671	0.0
1,902,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/25	1,994,870	0.1
2,041,000		Marathon Petroleum Corp., 5.000%, 09/15/54	1,979,781	0.1
2,993,000		Occidental Petroleum Corp., 3.500%, 06/15/25	3,065,126	0.1
3,125,000		Occidental Petroleum Corp., 4.625%, 06/15/45	3,423,924	0.1
3,680,000		ONEOK Partners L.P., 3.375%, 10/01/22	3,721,403	0.1
1,858,000		ONEOK, Inc., 6.000%, 06/15/35	2,084,918	0.1
561,000		Petroleos Mexicanos, 4.875%, 01/18/24	583,160	0.0
2,950,000		Phillips 66 Partners L.P., 3.550%, 10/01/26	2,890,351	0.1
1,067,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	1,119,187	0.0
1,067,000		Energy Transfer L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	1,103,278	0.0
2,932,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/28	2,960,325	0.1
5,298,000		Shell International Finance BV, 3.250%, 05/11/25	5,428,856	0.1
1,691,000		Shell International Finance BV, 4.375%, 05/11/45	1,814,611	0.0
2,844,000		Shell International Finance BV, 4.000%, 05/10/46	2,881,938	0.1
1,673,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,728,133	0.0
845,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	847,019	0.0
4,166,000		Williams Partners L.P., 3.600%, 03/15/22	4,307,399	0.1
3,461,000		Williams Partners L.P., 5.400%, 03/04/44	3,743,789	0.1
			112,888,214	2.7

		Financial: 7.5%
1,465,000		American International Group, Inc., 4.500%, 07/16/44	1,543,335	0.0
354,000		American International Group, Inc., 8.175%, 05/15/58	483,210	0.0
4,102,000		Air Lease Corp., 3.000%, 09/15/23	4,096,098	0.1
1,851,000		Allstate Corp./The, 4.200%, 12/15/46	1,975,357	0.0
3,300,000		Ally Financial, Inc., 7.500%, 09/15/20	3,720,750	0.1
2,153,000		American Tower Corp., 3.500%, 01/31/23	2,229,128	0.1
1,508,000		Aon PLC, 4.750%, 05/15/45	1,645,483	0.0
1,660,000		Arch Capital Group US, Inc., 5.144%, 11/01/43	1,854,178	0.0
2,010,000	(1)	Athene Global Funding, 2.750%, 04/20/20	2,026,357	0.1
1,279,000	(1)	Athene Global Funding, 4.000%, 01/25/22	1,332,000	0.0
1,316,000	(1)	Australia & New Zealand Banking Group Ltd., 4.400%, 05/19/26	1,371,345	0.0
1,870,000		Bank of America Corp., 3.593%, 07/21/28	1,887,178	0.0
5,058,000		Bank of America Corp., 3.875%, 08/01/25	5,301,783	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,645,000		Bank of America Corp., 3.950%, 04/21/25	$1,695,396	0.0
4,777,000		Bank of America Corp., 4.183%, 11/25/27	4,958,626	0.1
4,336,000		Bank of America Corp., 4.250%, 10/22/26	4,539,539	0.1
2,002,000		Bank of America Corp., 4.200%, 08/26/24	2,105,850	0.1
1,841,000		Bank of America Corp., 4.000%, 04/01/24	1,946,003	0.0
8,471,000		Barclays PLC, 3.250%, 01/12/21	8,635,295	0.2
1,959,000		Barclays PLC, 4.337%, 01/10/28	2,025,682	0.1
3,335,000	(1)	BPCE SA, 5.150%, 07/21/24	3,599,237	0.1
3,531,000	(1)	Brighthouse Financial, Inc., 3.700%, 06/22/27	3,472,507	0.1
2,675,000	(2)	CBL & Associates L.P., 5.950%, 12/15/26	2,712,866	0.1
5,200,000		Citigroup, Inc., 2.876%, 07/24/23	5,210,858	0.1
836,000		Citigroup, Inc., 3.200%, 10/21/26	824,611	0.0
5,913,000		Citigroup, Inc., 4.450%, 09/29/27	6,260,612	0.2
4,879,000		Citigroup, Inc., 5.500%, 09/13/25	5,483,019	0.1
2,757,000	(1)	Citizens Financial Group, Inc., 4.150%, 09/28/22	2,874,057	0.1
2,315,000	(1)	Commerzbank AG, 8.125%, 09/19/23	2,817,633	0.1
6,240,000		Cooperatieve Rabobank UA, 4.375%, 08/04/25	6,561,150	0.2
1,370,000	(1)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	1,553,238	0.0
4,287,000	(1)	Credit Suisse AG, 6.500%, 08/08/23	4,855,328	0.1
5,236,000	(1)	Credit Suisse Group AG, 3.574%, 01/09/23	5,365,816	0.1
2,303,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/21	2,365,173	0.1
2,445,000	(1)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25	2,585,587	0.1
5,462,000		DDR Corp., 3.375%, 05/15/23	5,394,042	0.1
1,000,000		Equinix, Inc., 5.375%, 04/01/23	1,045,800	0.0
3,215,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/25	3,331,544	0.1
3,000,000	(1)	Farmers Exchange Capital, 7.050%, 07/15/28	3,776,383	0.1
3,076,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/21	3,094,791	0.1
3,798,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	3,833,899	0.1
3,363,000		Goldman Sachs Group, Inc., 3.500%, 11/16/26	3,375,384	0.1
3,072,000		Goldman Sachs Group, Inc., 4.250%, 10/21/25	3,206,980	0.1
1,678,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	1,924,324	0.0
624,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	824,373	0.0
4,800,000		Government Properties Income Trust, 4.000%, 07/15/22	4,844,708	0.1
1,458,000	(1)	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/77	1,561,987	0.0
4,119,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	5,618,259	0.1
2,540,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/68	2,641,600	0.1
5,827,000		HSBC Holdings PLC, 4.041%, 03/13/28	6,089,769	0.1
3,400,000	(1)	ING Bank NV, 2.000%, 11/26/18	3,402,201	0.1
3,400,000	(1)	Intesa Sanpaolo SpA, 3.875%, 07/14/27	3,419,151	0.1
1,930,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	2,129,702	0.1
3,430,000		JPMorgan Chase & Co., 2.550%, 10/29/20	3,469,655	0.1
3,602,000		JPMorgan Chase & Co., 3.625%, 12/01/27	3,616,285	0.1
5,000,000		JPMorgan Chase & Co., 3.882%, 07/24/38	5,040,701	0.1
5,305,000		JPMorgan Chase & Co., 3.900%, 07/15/25	5,589,737	0.1
1,800,000		JPMorgan Chase & Co., 4.032%, 07/24/48	1,837,357	0.0
2,056,000		Kite Realty Group L.P., 4.000%, 10/01/26	1,964,838	0.0
3,818,000	(1)	Liberty Mutual Group, Inc., 4.850%, 08/01/44	4,167,553	0.1
1,145,000		Metlife, Inc., 6.400%, 12/15/66	1,322,475	0.0
4,170,000		Mitsubishi UFJ Financial Group, Inc., 2.665%, 07/25/22	4,166,264	0.1
5,870,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/22	6,160,007	0.2
5,135,000		Morgan Stanley, 2.750%, 05/19/22	5,157,690	0.1
4,430,000		Morgan Stanley, 3.125%, 07/27/26	4,348,434	0.1
2,686,000		Morgan Stanley, 3.591%, 07/22/28	2,692,917	0.1
1,080,000		Morgan Stanley, 3.950%, 04/23/27	1,102,086	0.0
4,285,000		Morgan Stanley, 4.000%, 07/23/25	4,520,444	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,380,000		MPT Operating Partnership L.P. / MPT Finance Corp., 6.375%, 02/15/22	$1,425,126	0.0
3,060,000		National Retail Properties, Inc., 3.500%, 10/15/27	2,999,986	0.1
2,661,000	(1),(2)	Nordea Bank AB, 6.125%, 12/29/49	2,863,901	0.1
1,530,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.850%, 09/30/47	1,515,695	0.0
2,761,000		Old Republic International Corp., 3.875%, 08/26/26	2,799,804	0.1
5,302,000		ORIX Corp., 3.700%, 07/18/27	5,320,858	0.1
850,000		Royal Bank of Scotland Group PLC, 3.498%, 05/15/23	856,102	0.0
6,016,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/23	6,162,009	0.2
600,000	(1)	Royal Bank of Scotland Group PLC, 6.990%, 04/05/66	685,500	0.0
3,094,000		Santander UK Group Holdings PLC, 3.571%, 01/10/23	3,167,320	0.1
4,613,000		Santander UK PLC, 2.375%, 03/16/20	4,648,786	0.1
2,180,000	(1)	Santander UK PLC, 5.000%, 11/07/23	2,360,818	0.1
4,252,000		Select Income REIT, 4.150%, 02/01/22	4,323,281	0.1
3,056,000		Senior Housing Properties Trust, 3.250%, 05/01/19	3,091,384	0.1
5,225,000	(1),(2)	Standard Chartered PLC, 4.300%, 02/19/27	5,343,226	0.1
2,527,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/21	2,515,180	0.1
325,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/26	317,736	0.0
2,825,000		Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/27	2,841,109	0.1
2,007,000		Toronto-Dominion Bank, 3.625%, 09/15/31	2,000,541	0.1
1,793,000		Travelers Cos, Inc./The, 4.000%, 05/30/47	1,861,126	0.0
1,650,000		Trinity Acquisition PLC, 6.125%, 08/15/43	2,018,263	0.1
4,149,000		UBS AG/Stamford CT, 7.625%, 08/17/22	4,901,006	0.1
3,930,000	(1)	UniCredit SpA, 4.625%, 04/12/27	4,133,202	0.1
3,415,000		Visa, Inc., 3.150%, 12/14/25	3,499,880	0.1
5,127,000		Washington Real Estate Investment Trust, 3.950%, 10/15/22	5,297,136	0.1
3,698,000		Wells Fargo & Co., 3.584%, 05/22/28	3,748,666	0.1
3,853,000		Wells Fargo & Co., 4.100%, 06/03/26	4,007,747	0.1
2,136,000		Wells Fargo & Co., 4.750%, 12/07/46	2,349,390	0.1
			313,640,403	7.5

		Industrial: 0.9%
1,915,000		Amphenol Corp., 3.200%, 04/01/24	1,943,670	0.0
3,106,000		BNSF Funding Trust I, 6.613%, 12/15/55	3,571,900	0.1
308,000	(1)	Cemex SAB de CV, 6.125%, 05/05/25	333,410	0.0
6,600,000		FedEx Corp., 4.400%, 01/15/47	6,885,082	0.2
4,377,000		General Electric Co., 5.000%, 12/29/49	4,635,024	0.1
5,059,000		Masco Corp., 3.500%, 11/15/27	5,016,181	0.1
3,903,000	(1)	Novelis Corp., 5.875%, 09/30/26	3,971,303	0.1
2,180,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	2,412,988	0.1
2,365,000		Rockwell Collins, Inc., 3.200%, 03/15/24	2,409,699	0.1
1,410,000		Rockwell Collins, Inc., 3.500%, 03/15/27	1,439,800	0.0
2,570,000	(1)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/21	2,547,931	0.1
			35,166,988	0.9

		Technology: 1.8%
1,323,000		Analog Devices, Inc., 3.500%, 12/05/26	1,338,068	0.0
2,452,000		Apple, Inc., 4.650%, 02/23/46	2,790,429	0.1
2,216,000		Apple, Inc., 2.850%, 05/11/24	2,243,988	0.0
5,202,000		Apple, Inc., 3.350%, 02/09/27	5,359,852	0.1
3,768,000		Apple, Inc., 3.000%, 06/20/27	3,775,412	0.1
3,200,000		Apple, Inc., 3.750%, 09/12/47	3,188,230	0.1
3,620,000	(1)	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	3,722,808	0.1
1,395,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/25	1,471,725	0.0
1,918,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/21	2,015,208	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
5,155,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/23	$5,660,632	0.1
3,755,000	(1)	First Data Corp., 5.750%, 01/15/24	3,942,750	0.1
2,145,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/22	2,287,685	0.1
2,082,000		Intel Corp., 2.875%, 05/11/24	2,109,005	0.0
2,607,000		International Business Machines Corp., 2.875%, 11/09/22	2,669,537	0.1
1,642,000	(2)	International Business Machines Corp., 3.300%, 01/27/27	1,668,752	0.0
2,717,000		KLA-Tencor Corp., 4.125%, 11/01/21	2,873,138	0.1
3,730,000		Microsoft Corp., 3.700%, 08/08/46	3,769,323	0.1
4,235,000		Microsoft Corp., 4.250%, 02/06/47	4,691,272	0.1
2,919,000		Microsoft Corp., 4.450%, 11/03/45	3,293,586	0.1
2,454,000		Oracle Corp., 3.850%, 07/15/36	2,543,533	0.1
4,055,000		Oracle Corp., 4.300%, 07/08/34	4,456,465	0.1
2,783,000		Qualcomm, Inc., 2.600%, 01/30/23	2,790,694	0.1
1,506,000		Qualcomm, Inc., 2.900%, 05/20/24	1,512,687	0.0
2,755,000		Qualcomm, Inc., 3.250%, 05/20/27	2,780,688	0.1
3,440,000		VMware, Inc., 3.900%, 08/21/27	3,482,911	0.1
			76,438,378	1.8

		Utilities: 1.5%
1,800,000		Black Hills Corp., 4.250%, 11/30/23	1,920,859	0.0
2,190,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	2,127,656	0.0
3,954,000		Commonwealth Edison Co., 3.750%, 08/15/47	3,976,375	0.1
2,507,000		Consolidated Edison Co. of New York, Inc., 2.900%, 12/01/26	2,469,230	0.1
1,913,000		Duke Energy Carolinas LLC, 2.950%, 12/01/26	1,907,979	0.0
2,934,000		Duke Energy Carolinas LLC, 3.875%, 03/15/46	3,017,385	0.1
4,500,000		Duke Energy Corp., 3.950%, 08/15/47	4,477,392	0.1
1,200,000		Entergy Arkansas, Inc., 3.500%, 04/01/26	1,239,404	0.0
3,528,000		Exelon Corp., 3.497%, 06/01/22	3,636,964	0.1
3,565,000		FirstEnergy Corp., 2.850%, 07/15/22	3,575,917	0.1
1,775,000		FirstEnergy Corp., 3.900%, 07/15/27	1,809,862	0.0
2,203,000		FirstEnergy Corp., 4.250%, 03/15/23	2,332,678	0.1
1,607,000		FirstEnergy Corp., 7.375%, 11/15/31	2,141,844	0.1
1,855,000		Georgia Power Co., 4.300%, 03/15/42	1,950,745	0.0
2,802,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/26	2,936,434	0.1
2,520,000		Metropolitan Edison Co., 7.700%, 01/15/19	2,691,989	0.1
2,390,000		Mississippi Power Co., 4.250%, 03/15/42	2,278,511	0.1
775,000		Mississippi Power Co., 4.750%, 10/15/41	756,145	0.0
2,278,000		Nevada Power Co., 7.125%, 03/15/19	2,446,798	0.1
1,786,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,851,628	0.0
1,308,000		NiSource Finance Corp., 5.950%, 06/15/41	1,642,208	0.0
3,700,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/47	3,836,855	0.1
2,507,000		Virginia Electric & Power Co., 2.950%, 11/15/26	2,495,340	0.1
5,090,000		Wisconsin Public Service Corp., 1.650%, 12/04/18	5,083,049	0.1
			62,603,247	1.5

	Total Corporate Bonds/Notes
	(Cost $947,540,944)		972,917,634	23.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.0%
6,889,927		Alternative Loan Trust 2005-10CB 1A1, 1.737%, (1.000*US0001M + 0.500%), 05/25/35	5,627,114	0.1
5,595,846		Alternative Loan Trust 2005-51 3A2A, 2.179%, (1.000*12MTA + 1.290%), 11/20/35	5,452,415	0.1
2,548,924		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/35	2,372,647	0.1
3,166,158		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	3,039,889	0.1
797,679	(4)	Alternative Loan Trust 2005-J3 2A2, 3.763%, (-1.000*US0001M + 5.000%), 05/25/35	75,076	0.0
2,006,194		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	1,669,330	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,808,717		Alternative Loan Trust 2006-HY11 A1, 1.357%, (1.000*US0001M + 0.120%), 06/25/36	$4,270,777	0.1
2,871,741		Alternative Loan Trust 2007-23CB A3, 1.737%, (1.000*US0001M + 0.500%), 09/25/37	1,812,229	0.1
424,010	(1)	Angel Oak Mortgage Trust LLC 2015-1 A, 4.500%, 11/25/45	424,500	0.0
287,225		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/37	275,804	0.0
110,566	(1)	BCAP LLC 2011-RR5-I Trust 12A1, 5.028%, 03/26/37	109,194	0.0
1,436,032		Bear Stearns ALT-A Trust 2005-10 22A1, 3.429%, 01/25/36	1,388,409	0.0
710,134		Bear Stearns ALT-A Trust 2005-4 23A1, 3.564%, 05/25/35	714,910	0.0
1,943,062		Bear Stearns ALT-A Trust 2006-6 31A1, 3.477%, 11/25/36	1,814,142	0.1
1,639,832		Bear Stearns ALT-A Trust 2006-6 32A1, 3.475%, 11/25/36	1,413,746	0.0
20,845		Bear Stearns ARM Trust 2005-12 13A1, 3.641%, 02/25/36	20,452	0.0
283,721		Bear Stearns ARM Trust 2005-2 A2, 3.636%, (1.000*US0012M + 1.950%), 03/25/35	287,337	0.0
1,533,750		Bear Stearns ARM Trust 2005-9 A1, 3.520%, (1.000*H15T1Y + 2.300%), 10/25/35	1,554,208	0.0
240,704		Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.359%, 01/26/36	212,919	0.0
1,847,756	(1)	Bellemeade Re Ltd. 2015-1A M2, 5.537%, (1.000*US0001M + 4.300%), 07/25/25	1,892,772	0.1
1,093,699		Chase Mortgage Finance Trust Series 2005-A1 1A1, 3.167%, 12/25/35	1,071,937	0.0
4,329,353		CHL Mortgage Pass-Through Trust 2004-22 A3, 3.165%, 11/25/34	4,312,952	0.1
164,137		CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 3.358%, 02/20/35	166,029	0.0
30,755		CHL Mortgage Pass-Through Trust 2005-2 2A3, 1.917%, (1.000*US0001M + 0.680%), 03/25/35	28,681	0.0
365,580		Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/36	374,690	0.0
1,451,010		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/37	1,463,697	0.0
209,438		Citigroup Mortgage Loan Trust 2006-AR1 1A1, 3.210%, (1.000*H15T1Y + 2.400%), 10/25/35	210,613	0.0
2,444,972		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.737%, 09/25/37	2,311,997	0.1
130,562		Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 3.450%, 08/25/35	130,953	0.0
4,318,553		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/35	4,381,130	0.1
466,002		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/37	459,708	0.0
1,383,313		Countrywide Alternative Loan Trust 2005-53T2 2A6, 1.737%, (1.000*US0001M + 0.500%), 11/25/35	857,058	0.0
296,851		DSLA Mortgage Loan Trust 2004-AR3 2A1, 3.065%, 07/19/44	299,059	0.0
1,007,008		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 1.517%, (1.000*US0001M + 0.280%), 08/19/45	892,780	0.0
1,000,000		Fannie Mae 2011-128 KB, 4.500%, 12/25/41	1,118,649	0.0
10,928,753		Fannie Mae 2011-99 CZ, 4.500%, 10/25/41	12,281,016	0.3
3,584,568		Fannie Mae 2012-110 CA, 3.000%, 10/25/42	3,609,648	0.1
41,695,171	(4)	Fannie Mae 2016-82 SD, 4.813%, (-1.000*US0001M + 6.050%), 11/25/46	7,397,749	0.2
10,027,911		Fannie Mae 2016-88 EA, 3.500%, 01/25/45	10,365,388	0.3
4,650,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 4.237%, (1.000*US0001M + 3.000%), 07/25/24	4,899,354	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,164,826		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 6.237%, (1.000*US0001M + 5.000%), 07/25/25	$1,274,527	0.0
3,864,488		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 5.537%, (1.000*US0001M + 4.300%), 02/25/25	4,142,761	0.1
3,600,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 4.887%, (1.000*US0001M + 3.650%), 09/25/29	3,813,047	0.1
128,614	(4)	Fannie Mae Interest Strip Series 343 22, 4.000%, 11/25/18	1,679	0.0
774,249	(4)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/43	153,176	0.0
594,555	(4)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/43	102,081	0.0
2,782		Fannie Mae REMIC Trust 1989-4 D, 10.000%, 02/25/19	2,865	0.0
19,178		Fannie Mae REMIC Trust 1994-77 FB, 2.737%, (1.000*US0001M + 1.500%), 04/25/24	19,616	0.0
576,457		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/29	635,979	0.0
439,520		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/31	484,799	0.0
48,105		Fannie Mae REMIC Trust 2002-21 FC, 2.137%, (1.000*US0001M + 0.900%), 04/25/32	49,193	0.0
1,231,858	(4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/33	283,594	0.0
47,478		Fannie Mae REMIC Trust 2004-10 SC, 23.651%, (-4.000*US0001M + 28.600%), 02/25/34	54,081	0.0
169,267		Fannie Mae REMIC Trust 2004-11 A, 1.357%, (1.000*US0001M + 0.120%), 03/25/34	168,291	0.0
725,125		Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/36	813,532	0.0
140,857		Fannie Mae REMIC Trust 2005-57 CD, 20.485%, (-3.750*US0001M + 25.125%), 01/25/35	159,755	0.0
200,855		Fannie Mae REMIC Trust 2005-74 DK, 19.051%, (-4.000*US0001M + 24.000%), 07/25/35	323,521	0.0
7,783,085	(4)	Fannie Mae REMIC Trust 2005-92 SC, 5.443%, (-1.000*US0001M + 6.680%), 10/25/35	1,423,911	0.0
646,394		Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/36	710,105	0.0
1,607,434		Fannie Mae REMIC Trust 2006-104 ES, 27.264%, (-5.000*US0001M + 33.450%), 11/25/36	2,865,968	0.1
10,141,571	(4)	Fannie Mae REMIC Trust 2006-12 SD, 5.513%, (-1.000*US0001M + 6.750%), 10/25/35	1,658,251	0.0
4,110,267	(4)	Fannie Mae REMIC Trust 2006-123 UI, 5.503%, (-1.000*US0001M + 6.740%), 01/25/37	841,422	0.0
1,121,155	(4)	Fannie Mae REMIC Trust 2006-72 HS, 5.463%, (-1.000*US0001M + 6.700%), 08/25/26	163,803	0.0
369,825		Fannie Mae REMIC Trust 2007-73 A1, 1.297%, (1.000*US0001M + 0.060%), 07/25/37	363,118	0.0
775,274		Fannie Mae REMIC Trust 2008-20 SP, 12.407%, (-2.500*US0001M + 15.500%), 03/25/38	1,014,669	0.0
3,561,030		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/36	3,809,832	0.1
12,413,516	(4)	Fannie Mae REMIC Trust 2010-102 SB, 5.363%, (-1.000*US0001M + 6.600%), 09/25/40	2,379,959	0.1
4,151,483	(4)	Fannie Mae REMIC Trust 2010-116 SE, 5.363%, (-1.000*US0001M + 6.600%), 10/25/40	781,272	0.0
12,545,522	(4)	Fannie Mae REMIC Trust 2010-123 SL, 4.833%, (-1.000*US0001M + 6.070%), 11/25/40	1,982,171	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,997,838	(4)	Fannie Mae REMIC Trust 2010-126 NI, 5.500%, 11/25/40	$1,024,526	0.0
5,050,000		Fannie Mae REMIC Trust 2010-130 CX, 4.500%, 09/25/39	5,339,212	0.1
6,509,132	(4)	Fannie Mae REMIC Trust 2010-55 AS, 5.183%, (-1.000*US0001M + 6.420%), 06/25/40	1,109,301	0.0
8,159,907		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/40	9,049,018	0.2
2,175,320		Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/40	2,373,829	0.1
13,112,554	(4)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/41	1,359,757	0.0
3,014,452	(4)	Fannie Mae REMIC Trust 2012-10 US, 5.213%, (-1.000*US0001M + 6.450%), 02/25/42	443,617	0.0
1,970,544		Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/41	2,018,783	0.1
15,729,392	(4)	Fannie Mae REMIC Trust 2012-113 SG, 4.863%, (-1.000*US0001M + 6.100%), 10/25/42	3,012,754	0.1
11,754,093	(4)	Fannie Mae REMIC Trust 2012-122 SB, 4.913%, (-1.000*US0001M + 6.150%), 11/25/42	2,486,077	0.1
5,923,873	(4)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/32	575,750	0.0
3,826,226		Fannie Mae REMIC Trust 2012-131 BS, 3.915%, (-1.200*US0001M + 5.400%), 12/25/42	3,390,664	0.1
20,039,771	(4)	Fannie Mae REMIC Trust 2012-137 SN, 4.863%, (-1.000*US0001M + 6.100%), 12/25/42	3,681,534	0.1
8,626,532	(4)	Fannie Mae REMIC Trust 2012-15 SP, 5.383%, (-1.000*US0001M + 6.620%), 06/25/40	1,046,061	0.0
5,399,789	(4)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/42	1,031,712	0.0
383,634		Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/42	399,317	0.0
14,320,067	(4)	Fannie Mae REMIC Trust 2013-60 DS, 4.963%, (-1.000*US0001M + 6.200%), 06/25/33	2,642,929	0.1
11,213,358	(4)	Fannie Mae REMIC Trust 2013-9 DS, 4.913%, (-1.000*US0001M + 6.150%), 02/25/43	2,483,898	0.1
425,523	(4)	Fannie Mae REMIC Trust 2013-9 SA, 4.913%, (-1.000*US0001M + 6.150%), 03/25/42	62,686	0.0
5,457,770	(4)	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/41	607,997	0.0
37,363,373	(4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/45	8,545,257	0.2
348,670		First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 3.158%, 03/25/35	291,720	0.0
14,665,558	(4)	First Horizon Alternative Mortgage Securities Trust 2005-FA10 1A2 1A2, 3.463%, (-1.000*US0001M + 4.700%), 01/25/36	1,725,960	0.1
545,200		First Horizon Alternative Mortgage Securities Trust 2006-FA4 1A1, 6.000%, 08/25/36	461,913	0.0
2,059,378		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 1.537%, (1.000*US0001M + 0.300%), 12/25/36	1,270,547	0.0
2,059,378	(4)	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 5.463%, (-1.000*US0001M + 6.700%), 12/25/36	561,806	0.0
821,591		First Horizon Asset Securities, Inc. 2005-AR6 4A1, 3.126%, 02/25/36	780,854	0.0
69,808		First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 3.294%, 08/25/35	61,087	0.0
7,968,914	(4)	Freddie Mac 2815 GS, 4.766%, (-1.000*US0001M + 6.000%), 03/15/34	1,246,198	0.0
24,054,918		Freddie Mac 326 350, 3.500%, 03/15/44	24,889,481	0.6

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
624,905		Freddie Mac Reference Series R006 ZA, 6.000%, 04/15/36	$711,538	0.0
12,819		Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/21	13,931	0.0
387,057		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/29	439,808	0.0
376,865		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/29	420,553	0.0
16,714		Freddie Mac REMIC Trust 2411 FJ, 1.584%, (1.000*US0001M + 0.350%), 12/15/29	16,720	0.0
246,653		Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/32	278,996	0.0
528,907		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/32	601,232	0.0
747,137		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/22	794,457	0.0
472,000		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/32	524,488	0.0
228		Freddie Mac REMIC Trust 2559 PB, 5.500%, 08/15/30	232	0.0
584,842		Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/33	641,931	0.0
584,178	(4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/33	137,724	0.0
669,848		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/34	746,410	0.0
1,498,046		Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/34	1,622,875	0.0
1,361,355		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/35	1,488,529	0.0
1,505,931		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/35	1,648,872	0.0
8,630,576	(4)	Freddie Mac REMIC Trust 3045 DI, 5.496%, (-1.000*US0001M + 6.730%), 10/15/35	1,573,907	0.0
129,756		Freddie Mac REMIC Trust 3049 NA, 5.000%, 02/15/35	132,392	0.0
5,227,119	(4)	Freddie Mac REMIC Trust 3064 SP, 5.366%, (-1.000*US0001M + 6.600%), 03/15/35	539,443	0.0
639,538		Freddie Mac REMIC Trust 3065 DC, 16.157%, (-3.000*US0001M + 19.860%), 03/15/35	953,687	0.0
1,595,801	(4)	Freddie Mac REMIC Trust 3102 IS, 20.040%, (-3.667*US0001M + 24.567%), 01/15/36	800,908	0.0
5,232,919		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/36	5,843,621	0.1
2,775,049	(4)	Freddie Mac REMIC Trust 3170 SA, 5.366%, (-1.000*US0001M + 6.600%), 09/15/33	490,114	0.0
2,012,381	(4)	Freddie Mac REMIC Trust 3171 PS, 5.251%, (-1.000*US0001M + 6.485%), 06/15/36	301,838	0.0
2,410,793		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/37	2,690,364	0.1
605,439		Freddie Mac REMIC Trust 3524 LA, 5.252%, 03/15/33	658,823	0.0
245,912		Freddie Mac REMIC Trust 3556 NT, 4.334%, (US0001M + 3.100%), 03/15/38	252,587	0.0
10,080,620	(4)	Freddie Mac REMIC Trust 3589 SB, 4.966%, (-1.000*US0001M + 6.200%), 10/15/39	1,698,229	0.1
1,950,746	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/40	341,041	0.0
11,114,055		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/34	12,373,013	0.3
3,848,864		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/36	4,292,542	0.1
213,405	(4)	Freddie Mac REMIC Trust 3668 EI, 5.500%, 12/15/18	2,956	0.0
1,793,466	(4)	Freddie Mac REMIC Trust 3710 SL, 4.766%, (-1.000*US0001M + 6.000%), 05/15/36	101,342	0.0
2,021,610		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/37	2,242,026	0.1
2,989,750	(4)	Freddie Mac REMIC Trust 3752 WS, 5.366%, (-1.000*US0001M + 6.600%), 12/15/39	245,218	0.0
2,374,838		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/37	2,582,620	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,000,000	(4)	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/38	$764,808	0.0
2,566,461		Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/41	2,733,271	0.1
8,805,312	(4)	Freddie Mac REMIC Trust 3856 KS, 5.316%, (-1.000*US0001M + 6.550%), 05/15/41	1,602,109	0.0
1,523,000		Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/41	1,644,482	0.0
3,412,638	(4)	Freddie Mac REMIC Trust 3925 SD, 4.816%, (-1.000*US0001M + 6.050%), 07/15/40	432,126	0.0
17,209,457	(4)	Freddie Mac REMIC Trust 3925 SL, 4.816%, (-1.000*US0001M + 6.050%), 01/15/41	2,117,011	0.1
7,655,204	(4)	Freddie Mac REMIC Trust 3936 GS, 5.466%, (-1.000*US0001M + 6.700%), 11/15/25	658,882	0.0
19,798,262	(4)	Freddie Mac REMIC Trust 3951 SN, 5.316%, (-1.000*US0001M + 6.550%), 11/15/41	4,195,656	0.1
9,144,727	(4)	Freddie Mac REMIC Trust 3984 NS, 5.366%, (-1.000*US0001M + 6.600%), 01/15/40	922,079	0.0
1,654,553		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/42	1,780,124	0.1
3,131,022		Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/42	3,620,006	0.1
3,581,759	(4)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/40	440,705	0.0
8,255,943	(4)	Freddie Mac REMIC Trust 4094 YS, 5.466%, (-1.000*US0001M + 6.700%), 04/15/40	1,096,941	0.0
14,997,450	(4)	Freddie Mac REMIC Trust 4102 MS, 5.366%, (-1.000*US0001M + 6.600%), 09/15/42	3,174,969	0.1
1,363,230	(4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/43	238,519	0.0
5,723,436		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/33	5,810,402	0.1
24,465,288		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/41	27,710,813	0.7
14,619,943	(4)	Freddie Mac REMIC Trust 4313 SD, 4.916%, (-1.000*US0001M + 6.150%), 03/15/44	2,356,954	0.1
22,292,578	(4)	Freddie Mac REMIC Trust 4313 SE, 4.916%, (-1.000*US0001M + 6.150%), 03/15/44	3,681,486	0.1
4,603,430	(4)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/42	633,401	0.0
2,430,733	(4)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/43	458,387	0.0
6,645,392		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/44	7,308,401	0.2
10,049,529	(4)	Freddie Mac REMIC Trust 4346 ST, 4.966%, (-1.000*US0001M + 6.200%), 07/15/39	1,334,931	0.0
10,268,471		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/44	11,262,907	0.3
7,986,434	(4)	Freddie Mac REMIC Trust 4386 LS, 4.866%, (-1.000*US0001M + 6.100%), 09/15/44	1,473,325	0.0
7,575,737		Freddie Mac Series 4348 ZX, 4.250%, 06/15/44	8,111,306	0.2
14,958,018	(4)	Freddie Mac Strips Series 311 S1, 4.716%, (-1.000*US0001M + 5.950%), 08/15/43	3,025,893	0.1
1,700,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ1 M3, 5.337%, (1.000*US0001M + 4.100%), 08/25/24	1,842,142	0.1
2,800,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.937%, (1.000*US0001M + 4.700%), 04/25/28	3,222,089	0.1
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 6.787%, (1.000*US0001M + 5.550%), 07/25/28	117,435	0.0
2,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 4.687%, (1.000*US0001M + 3.450%), 10/25/29	2,646,808	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,300,000	(3)	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 3.734%, (1.000*US0001M + 2.500%), 03/25/30	$5,306,355	0.1
2,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 3.887%, (1.000*US0001M + 2.650%), 12/25/29	2,009,904	0.1
356,707		Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/43	419,530	0.0
660,082		Freddie Mac Structured Pass Through Certificates T-62 1A1, 2.030%, (1.000*12MTA + 1.200%), 10/25/44	671,275	0.0
100,276		Freddie Mac-Ginnie Mae Series 27 FC, 2.875%, (1.000*PRIME + (1.375)%), 03/25/24	102,177	0.0
106,834		Ginnie Mae Series 2002-21 FV, 1.634%, (1.000*US0001M + 0.400%), 03/16/32	107,388	0.0
1,598,987	(4)	Ginnie Mae Series 2005-7 AH, 5.536%, (-1.000*US0001M + 6.770%), 02/16/35	268,543	0.0
931,533	(4)	Ginnie Mae Series 2006-17 WI, 5.764%, (-1.000*US0001M + 7.000%), 04/20/36	25,649	0.0
233,062		Ginnie Mae Series 2007-37 S, 20.774%, (-3.667*US0001M + 25.300%), 04/16/37	277,961	0.0
619,720		Ginnie Mae Series 2007-8 SP, 18.041%, (-3.242*US0001M + 22.048%), 03/20/37	908,881	0.0
2,561,511	(4)	Ginnie Mae Series 2008-35 SN, 5.164%, (-1.000*US0001M + 6.400%), 04/20/38	388,607	0.0
2,125,109	(4)	Ginnie Mae Series 2008-40 PS, 5.266%, (-1.000*US0001M + 6.500%), 05/16/38	367,235	0.0
15,600,625	(4)	Ginnie Mae Series 2009-106 SU, 4.964%, (-1.000*US0001M + 6.200%), 05/20/37	2,638,320	0.1
5,195,582	(4)	Ginnie Mae Series 2009-25 KS, 4.964%, (-1.000*US0001M + 6.200%), 04/20/39	817,174	0.0
2,704,331		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/39	2,931,081	0.1
3,382,200		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/39	3,696,066	0.1
2,320,577	(4)	Ginnie Mae Series 2009-33 SN, 5.064%, (-1.000*US0001M + 6.300%), 05/20/39	153,881	0.0
10,403,949		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/39	12,715,707	0.3
2,031,974	(4)	Ginnie Mae Series 2009-43 HS, 4.964%, (-1.000*US0001M + 6.200%), 06/20/38	132,610	0.0
4,459,401	(4)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/40	644,164	0.0
3,709,165	(4)	Ginnie Mae Series 2010-116 NS, 5.416%, (-1.000*US0001M + 6.650%), 09/16/40	611,266	0.0
9,434,051	(4)	Ginnie Mae Series 2010-116 SK, 5.384%, (-1.000*US0001M + 6.620%), 08/20/40	1,809,896	0.1
18,374,649	(4)	Ginnie Mae Series 2010-149 HS, 4.866%, (-1.000*US0001M + 6.100%), 05/16/40	2,145,384	0.1
6,208,590	(4)	Ginnie Mae Series 2010-4 SP, 5.266%, (-1.000*US0001M + 6.500%), 01/16/39	840,695	0.0
5,995,347		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/40	6,506,087	0.2
3,955,114	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/39	515,690	0.0
4,007,773	(4)	Ginnie Mae Series 2010-68 MS, 4.614%, (-1.000*US0001M + 5.850%), 06/20/40	608,548	0.0
7,397,755	(4)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/40	1,752,787	0.1
727,753	(4)	Ginnie Mae Series 2010-94 PI, 4.500%, 12/20/37	7,426	0.0
6,377,670	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/26	635,444	0.0
1,839,259	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/40	237,424	0.0
114,751		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/32	127,791	0.0
7,836,240	(4)	Ginnie Mae Series 2011-80 KS, 5.434%, (-1.000*US0001M + 6.670%), 06/20/41	1,483,680	0.0
2,022,491	(4)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/40	231,380	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
271,910		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/41	$280,357	0.0
20,879,817	(4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/43	4,216,282	0.1
16,800,683	(4)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/43	3,576,881	0.1
14,674,202	(4)	Ginnie Mae Series 2014-3 SU, 4.814%, (-1.000*US0001M + 6.050%), 07/20/39	2,279,498	0.1
1,241,862		Ginnie Mae Series 2014-43 Z, 4.000%, 03/20/44	1,376,678	0.0
17,886,103	(4)	Ginnie Mae Series 2014-55 MS, 4.966%, (-1.000*US0001M + 6.200%), 04/16/44	2,848,834	0.1
21,792,630	(4)	Ginnie Mae Series 2014-56 SP, 4.966%, (-1.000*US0001M + 6.200%), 12/16/39	3,002,937	0.1
15,198,045	(4)	Ginnie Mae Series 2014-58 CS, 4.366%, (-1.000*US0001M + 5.600%), 04/16/44	2,245,491	0.1
19,196,058	(4)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/44	4,745,139	0.1
7,395,033	(4)	Ginnie Mae Series 2014-99 S, 4.364%, (-1.000*US0001M + 5.600%), 06/20/44	1,327,851	0.0
247,024		GMACM Mortgage Loan Trust 2005-AR6 3A1, 3.585%, 11/19/35	237,289	0.0
2,854		GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/32	2,915	0.0
103,831		HarborView Mortgage Loan Trust 2005-2 2A1A, 1.677%, (1.000*US0001M + 0.440%), 05/19/35	97,546	0.0
474,575		HomeBanc Mortgage Trust 2004-1 2A, 2.097%, (1.000*US0001M + 0.860%), 08/25/29	456,365	0.0
4,214,530		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 1.447%, (1.000*US0001M + 0.210%), 04/25/46	3,856,890	0.1
3,638,635		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 1.447%, (1.000*US0001M + 0.210%), 02/25/46	3,276,501	0.1
22,783		JP Morgan Mortgage Trust 2005-A1 6T1, 3.642%, 02/25/35	22,608	0.0
234,613		JP Morgan Mortgage Trust 2007-A1 5A5, 3.520%, 07/25/35	243,276	0.0
10,513,934	(4)	Lehman Mortgage Trust 2006-9 2A5, 5.383%, (-1.000*US0001M + 6.620%), 01/25/37	2,318,910	0.1
3,180,503		Lehman XS Trust Series 2005-5N 1A2, 1.597%, (1.000*US0001M + 0.360%), 11/25/35	2,840,984	0.1
109,343		Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 3.227%, 05/25/33	109,345	0.0
31,426		Merrill Lynch Mortgage Investors Trust Series 2005-2 3A, 2.237%, (1.000*US0001M + 1.000%), 10/25/35	30,153	0.0
1,479,260		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 1.617%, (1.000*US0001M + 0.380%), 08/25/35	1,465,015	0.0
43,803		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 4A, 1.487%, (1.000*US0001M + 0.250%), 11/25/35	42,151	0.0
52,470		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 1.487%, (1.000*US0001M + 0.250%), 11/25/35	49,389	0.0
2,000,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 2.437%, (1.000*US0001M + 1.200%), 09/25/35	1,824,851	0.1
1,950,799		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/37	1,709,118	0.1
27,207	(1)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 6.767%, 02/19/30	26,805	0.0
1,336,376		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/37	1,285,638	0.0
641,876		Provident Funding Mortgage Loan Trust 2005-2 3A, 3.676%, 10/25/35	643,494	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,193,497	(1)	RBSSP Resecuritization Trust 2011-3 2A1, 1.484%, (1.000*US0001M + 0.250%), 02/26/37	$2,145,219	0.1
2,885		RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/32	2,977	0.0
85,788		Sequoia Mortgage Trust 2003-4 2A1, 1.586%, (1.000*US0001M + 0.350%), 07/20/33	81,430	0.0
95,687		Sequoia Mortgage Trust 2005-4 2A1, 3.268%, 04/20/35	99,925	0.0
84,264		Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 3.487%, 08/25/35	84,185	0.0
2,026,431		Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 3.397%, 04/25/35	1,992,538	0.1
413,579		Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 1.487%, (1.000*US0001M + 0.250%), 07/19/35	405,740	0.0
163,893		Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 1.487%, (1.000*US0001M + 0.250%), 07/19/35	160,064	0.0
405,276		Structured Asset Securities Corp. Trust 2005-17 4A2, 5.500%, 10/25/35	416,614	0.0
658,174		Thornburg Mortgage Securities Trust 2006-5 A1, 3.379%, 10/25/46	629,632	0.0
12,512		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 1.957%, (1.000*COF 11 + 1.250%), 02/27/34	12,390	0.0
42,784		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 2.289%, (1.000*12MTA + 1.400%), 08/25/42	41,528	0.0
59,104		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 1.877%, (1.000*US0001M + 0.640%), 01/25/45	58,821	0.0
1,373,977		WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.517%, 10/25/36	1,272,869	0.0
435,104		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.207%, (1.000*COF 11 + 1.500%), 07/25/46	427,189	0.0
95,220,776	(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.030%, 08/25/45	3,424,187	0.1
1,160,917		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.039%, 10/25/36	1,134,112	0.0
2,156,175		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.854%, 12/25/36	1,958,267	0.1
4,334,588		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.215%, 08/25/46	4,115,906	0.1
5,255,177		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.798%, 04/25/37	4,688,819	0.1
3,136,868		WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.029%, 07/25/37	2,631,217	0.1
4,052,155		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	3,658,509	0.1
383,719		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	366,763	0.0
5,725,319		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.849%, (1.000*12MTA + 0.960%), 08/25/46	4,218,785	0.1
2,961,879		Wells Fargo Alternative Loan 2007-PA2 2A1, 1.667%, (1.000*US0001M + 0.430%), 06/25/37	2,358,011	0.1
86,492		Wells Fargo Mortgage Backed Securities 2004-CC A1, 3.127%, 01/25/35	88,356	0.0
122,935		Wells Fargo Mortgage Backed Securities 2004-EE 2A1, 3.328%, 12/25/34	125,117	0.0
416,088		Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 3.341%, 05/25/35	419,387	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
116,533		Wells Fargo Mortgage Backed Securities 2005-AR9 2A1, 3.530%, 10/25/33	$117,922	0.0
1,955,252		Wells Fargo Mortgage Backed Securities 2006-AR2 2A5, 3.177%, 03/25/36	1,930,333	0.1
961,202		Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 3.362%, 04/25/36	889,820	0.0

	Total Collateralized Mortgage Obligations
	(Cost $486,094,059)		498,627,345	12.0

MUNICIPAL BONDS: 0.0%
		California: 0.0%
500,000		California State University, 6.434%, 11/01/30	638,225	0.0
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	273,594	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	456,750	0.0
100,000		State of California, 7.700%, 11/01/30	116,071	0.0
200,000		Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/31	253,532	0.0
300,000		Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/48	413,757	0.0

	Total Municipal Bonds
	(Cost $1,609,695)		2,151,929	0.0

U.S. TREASURY OBLIGATIONS: 17.7%
		U.S. Treasury Bonds: 2.7%
110,184,000		3.000%, 05/15/47	113,317,358	2.7

		U.S. Treasury Notes: 15.0%
73,893,000		1.375%, 09/30/19	73,737,132	1.8
10,000,000		1.375%, 01/15/20	9,965,234	0.2
279,599,000	(2)	1.375%, 09/15/20	277,638,530	6.7
6,456,000		1.875%, 07/31/22	6,440,617	0.1
40,321,000		1.875%, 09/30/22	40,212,322	1.0
219,262,000	(2)	2.250%, 08/15/27	217,698,901	5.2
			625,692,736	15.0

	Total U.S. Treasury Obligations
	(Cost $745,303,397)		739,010,094	17.7

FOREIGN GOVERNMENT BONDS: 0.2%
1,100,000		Argentine Republic Government International Bond, 6.875%, 04/22/21	1,199,962	0.0
5,365,000		Ukraine Government AID Bonds, 1.847%, 05/29/20	5,391,428	0.2

	Total Foreign Government Bonds
	(Cost $6,465,000)		6,591,390	0.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.7%
1,721,249	(1)	BAMLL Re-REMIC Trust 2014-FRR5 A502, 0.350%, 03/27/45	1,716,934	0.0
22,800,000	(1),(4)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/33	952,481	0.0
38,429,361	(4)	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.693%, 02/15/50	4,131,833	0.1
1,350,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	1,356,523	0.0
1,350,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	1,352,271	0.0
1,350,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	1,329,867	0.0
3,427,565	(1)	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	3,456,448	0.1
3,570,000		Citigroup Commercial Mortgage Trust 2017-P8 C, 4.272%, 09/15/50	3,560,656	0.1
36,000,000	(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.935%, 09/15/50	2,573,305	0.1
18,250,850	(4)	COMM 2012-CR1 XA, 2.057%, 05/15/45	1,283,195	0.0
15,285,801	(4)	COMM 2012-CR2 XA, 1.838%, 08/15/45	1,000,997	0.0
29,685,802	(4)	COMM 2012-CR3 XA, 2.174%, 10/15/45	2,111,346	0.1
65,166,000	(1),(4)	COMM 2012-CR4 XB, 0.756%, 10/15/45	1,902,352	0.0
25,289,893	(4)	COMM 2012-CR5 XA, 1.854%, 12/10/45	1,466,353	0.0
19,994,948	(1),(4)	COMM 2012-LC4 XA, 2.385%, 12/10/44	1,380,695	0.0
38,194,956	(4)	COMM 2014-LC15 XA, 1.499%, 04/10/47	2,006,557	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
214,711,000	(1),(4)	COMM 2014-UBS2 XB, 0.208%, 03/10/47	$1,934,460	0.1
4,000,000		COMM 2015-PC1 C, 4.589%, 07/10/50	3,842,730	0.1
910,000		COMM 2016-COR1 C, 4.542%, 10/10/49	917,145	0.0
83,111,211	(4)	COMM 2016-CR28 XA, 0.400%, 02/10/49	3,454,177	0.1
31,469	(1)	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	31,390	0.0
2,000,000	(1)	DBWF 2016-85T Mortgage Trust, 3.935%, 12/10/36	2,060,610	0.1
4,450,000	(1)	DBUBS 2011-LC2A D, 5.727%, 07/10/44	4,684,426	0.1
25,320,289	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.542%, 02/25/20	2,948,340	0.1
20,760,000	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.444%, 08/25/20	2,808,384	0.1
47,945,597	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X1, 1.362%, 04/25/21	1,733,833	0.0
84,529,000	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K019 X3, 2.052%, 05/25/40	6,813,705	0.2
34,549,929	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X1, 1.566%, 05/25/22	1,876,756	0.0
47,012,943	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.405%, 08/25/22	2,429,074	0.1
22,000,000	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.719%, 06/25/41	1,757,125	0.0
15,700,000	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.853%, 12/25/41	1,440,327	0.0
31,440,000	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K040 X3, 2.104%, 11/25/42	3,778,557	0.1
37,315,365	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K706 X1, 1.686%, 10/25/18	480,961	0.0
31,478,532	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K707 X1, 1.655%, 12/25/18	430,626	0.0
48,620,141	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K709 X1, 1.640%, 03/25/19	837,215	0.0
47,790,922	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.807%, 07/25/19	1,039,376	0.0
58,345,524	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.452%, 11/25/19	1,167,628	0.0
17,841,405	(4)	Freddie Mac Multifamily Structured Pass Through CertificatesK015 X3, 2.896%, 08/25/39	1,717,035	0.0
611,891,354	(1),(4)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/44	2,037,231	0.1
453,150,045	(1),(4)	FREMF Mortgage Trust 2013-K29 X2A, 0.125%, 05/25/46	2,457,705	0.1
7,600,000	(1)	GS Mortgage Securities Trust 2010-C2 D, 5.356%, 12/10/43	7,776,918	0.2
4,400,000	(1)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	3,949,175	0.1
34,573,134	(4)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.421%, 05/10/45	2,257,809	0.1
16,321,304	(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.579%, 11/10/46	724,397	0.0
648,482	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.950%, 05/15/41	652,186	0.0
2,920,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	2,820,222	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
23,450,000	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.421%, 12/15/47	$378,342	0.0
3,066,760	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2003-CB6 H, 5.379%, 07/12/37	3,040,439	0.1
3,829,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.512%, 06/12/41	3,887,330	0.1
5,480,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP2 F, 5.010%, 07/15/42	5,508,135	0.1
36,180,767	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.822%, 06/15/45	1,774,453	0.0
2,600,000	(1)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.250%, 11/15/45	2,552,144	0.1
2,737,830	(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.326%, 10/15/48	146,212	0.0
20,226,880	(4)	JPMCC Commercial Mortgage Securities Trust 2017-JP6 XA, 1.484%, 07/15/50	1,609,493	0.0
371,390	(1)	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.842%, 02/15/40	370,893	0.0
2,723,000	(1)	LB-UBS Commercial Mortgage Trust 2005-C1 H, 5.942%, 02/15/40	2,694,399	0.1
130,916		LB-UBS Commercial Mortgage Trust 2005-C3 D, 4.954%, 07/15/40	132,518	0.0
1,000,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	995,583	0.0
2,600,000	(1)	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	2,585,861	0.1
2,160,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.041%, 06/15/38	2,160,733	0.1
2,346,435	(1),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.907%, 11/15/38	709	0.0
12,259,112	(1),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.907%, 11/15/38	3,705	0.0
171,338		Merrill Lynch Mortgage Investors Trust Series 1997-C2 F, 6.250%, 12/10/29	170,777	0.0
3,930,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 D, 4.844%, 08/15/45	3,958,838	0.1
1,000,000	(1)	Morgan Stanley Capital I Trust 2005-T19 G, 5.775%, 06/12/47	998,010	0.0
2,375,000	(1)	Morgan Stanley Capital I Trust 2011-C1 D, 5.588%, 09/15/47	2,529,352	0.1
3,325,000	(1)	Morgan Stanley Capital I Trust 2011-C1 E, 5.588%, 09/15/47	3,535,796	0.1
780,139	(1)	Morgan Stanley Dean Witter Capital I Trust 2001-TOP3 E, 7.835%, 07/15/33	808,244	0.0
4,707,955	(1)	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	4,608,763	0.1
27,252,246	(1),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.063%, 08/10/49	2,099,742	0.1
21,984,979	(1),(4)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.028%, 08/15/45	1,561,213	0.0
26,462,801	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.505%, 03/15/48	1,270,193	0.0
32,836,518	(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.306%, 12/15/47	1,955,658	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $154,289,595)		153,778,871	3.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.9%
		Federal Home Loan Mortgage Corporation: 4.3%(5)
1,630,927		2.500%, 05/01/30	1,646,116	0.0
1,976,937		2.500%, 05/01/30	1,994,675	0.1
2,677,766		2.500%, 06/01/30	2,701,680	0.1
51,066		2.824%, (H15T1Y + 2.250%), 11/01/35	53,888	0.0
23,021		2.885%, (H15T1Y + 2.250%), 11/01/31	24,297	0.0
6,660,000	(3)	3.000%, 01/15/27	6,837,216	0.2
23,100,000	(3)	3.000%, 06/15/42	23,149,628	0.6
7,905,884		3.000%, 03/01/45	7,953,126	0.2
7,219,902		3.000%, 03/01/45	7,274,357	0.2
6,001,661		3.000%, 04/01/45	6,038,500	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
6,080,556		3.000%, 04/01/45	$6,128,465	0.2
6,422		3.010%, (H15T1Y + 2.250%), 04/01/32	6,729	0.0
130,924		3.040%, (US0012M + 1.345%), 09/01/35	135,699	0.0
7,365		3.046%, (H15T1Y + 2.210%), 06/01/24	7,711	0.0
5,041		3.125%, (H15T1Y + 2.250%), 03/01/36	5,341	0.0
263,188		3.318%, (H15T1Y + 2.462%), 01/01/29	273,419	0.0
79,000	(3)	3.500%, 02/15/41	81,336	0.0
2,593,587		3.500%, 08/01/42	2,689,153	0.1
16,118,441		3.500%, 01/01/45	16,642,324	0.4
6,673,162		3.500%, 03/01/45	6,918,596	0.2
1,275,453		3.500%, 04/01/45	1,322,361	0.0
630,791		3.500%, 05/01/45	653,546	0.0
2,211,330		3.500%, 05/01/45	2,292,664	0.1
1,087,739		3.500%, 06/01/45	1,126,725	0.0
1,537,650		3.500%, 07/01/45	1,593,919	0.0
1,897,360		3.500%, 07/01/45	1,966,787	0.1
1,745,879		3.500%, 08/01/45	1,809,770	0.1
2,837,683		3.500%, 08/01/45	2,941,525	0.1
1,342,915		3.500%, 08/01/45	1,390,739	0.0
1,365,668		3.500%, 08/01/45	1,415,898	0.0
1,068,739		3.500%, 08/01/45	1,105,547	0.0
3,918,138		3.500%, 09/01/45	4,061,525	0.1
2,054,390		3.500%, 09/01/45	2,128,031	0.1
1,097,266		3.500%, 09/01/45	1,137,608	0.0
2,180,020		3.500%, 11/01/45	2,259,719	0.1
1,055,255		3.536%, (US0012M + 1.721%), 06/01/35	1,112,710	0.0
45,562		3.601%, (US0012M + 1.851%), 03/01/35	47,094	0.0
7,419,000	(3)	4.000%, 06/15/40	7,803,861	0.2
2,878,861		4.000%, 10/01/41	3,044,765	0.1
777,806		4.000%, 11/01/41	822,438	0.0
3,715,609		4.000%, 12/01/41	3,929,710	0.1
774,739		4.000%, 07/01/45	816,352	0.0
363,312		4.000%, 09/01/45	382,826	0.0
4,731,345		4.000%, 09/01/45	4,985,475	0.1
9,072,908		4.000%, 09/01/45	9,560,232	0.2
6,082,959		4.000%, 09/01/45	6,409,687	0.2
15,873		4.500%, 06/01/39	17,084	0.0
168,417		4.500%, 10/01/39	181,314	0.0
44,498		4.500%, 09/01/40	47,908	0.0
146,830		4.500%, 03/01/41	158,048	0.0
1,404,770		4.500%, 08/01/41	1,512,254	0.0
1,253,885		4.500%, 08/01/41	1,350,041	0.0
496,141		4.500%, 09/01/41	534,140	0.0
435,159		4.500%, 09/01/41	468,106	0.0
999,018		4.500%, 09/01/41	1,075,392	0.0
2,046,177		4.500%, 09/01/41	2,202,498	0.1
52,906		5.000%, 05/01/28	57,484	0.0
214,025		5.000%, 05/01/35	234,933	0.0
614,469		5.000%, 01/01/41	671,574	0.0
701,379		5.000%, 04/01/41	766,098	0.0
49,404		5.500%, 09/01/19	50,347	0.0
16,079		5.500%, 11/01/21	17,715	0.0
58,935		5.500%, 03/01/23	64,933	0.0
19,006		5.500%, 05/01/23	20,941	0.0
20,469		5.500%, 03/01/34	22,933	0.0
9,115		5.500%, 05/01/36	10,144	0.0
143,373		5.500%, 06/01/36	160,800	0.0
15,680		5.500%, 12/01/36	17,522	0.0
83,698		5.500%, 03/01/37	93,445	0.0
26,650		5.500%, 04/01/37	29,677	0.0
126,951		5.500%, 05/01/37	141,620	0.0
231,051		5.500%, 07/01/37	256,365	0.0
42,193		5.500%, 09/01/37	46,731	0.0
20,498		5.500%, 09/01/37	22,929	0.0
17,208		5.500%, 10/01/37	19,094	0.0
81,167		5.500%, 11/01/37	90,436	0.0
64,728		5.500%, 12/01/37	72,031	0.0
228,900		5.500%, 12/01/37	256,743	0.0
18,359		5.500%, 01/01/38	20,697	0.0
16,612		5.500%, 01/01/38	18,527	0.0
226,052		5.500%, 02/01/38	252,025	0.0
167,188		5.500%, 02/01/38	186,316	0.0
118,587		5.500%, 03/01/38	132,127	0.0
196,241		5.500%, 04/01/38	218,757	0.0
105,585		5.500%, 05/01/38	116,858	0.0
18,202		5.500%, 05/01/38	20,255	0.0
119,077		5.500%, 06/01/38	132,540	0.0
375,678		5.500%, 06/01/38	418,613	0.0
413,126		5.500%, 07/01/38	460,548	0.0
75,983		5.500%, 08/01/38	84,612	0.0
18,985		5.500%, 08/01/38	21,079	0.0
91,881		5.500%, 09/01/38	102,266	0.0
80,470		5.500%, 10/01/38	89,719	0.0
86,554		5.500%, 10/01/38	96,483	0.0
207,258		5.500%, 11/01/38	230,117	0.0
9,340		5.500%, 11/01/38	10,345	0.0
21,745		5.500%, 12/01/38	24,260	0.0
31,155		5.500%, 12/01/38	34,950	0.0
69,536		5.500%, 01/01/39	77,499	0.0
162,676		5.500%, 03/01/39	180,448	0.0
56,245		5.500%, 07/01/39	62,602	0.0
39,033		5.500%, 12/01/39	43,511	0.0
234,054		5.500%, 03/01/40	260,995	0.0
170,752		5.500%, 08/01/40	190,158	0.0
147,024		5.500%, 08/01/40	162,075	0.0
83,426		5.500%, 08/01/40	92,812	0.0
77,520		6.000%, 01/01/22	87,260	0.0
83,656		6.000%, 03/01/22	94,167	0.0
260,319		6.000%, 10/01/22	293,028	0.0
59,790		6.000%, 03/01/23	67,303	0.0
882,573		6.000%, 09/01/27	993,466	0.0
17,802		6.000%, 02/01/29	20,039	0.0
14,859		6.000%, 05/01/35	16,894	0.0
664,245		6.000%, 03/01/37	761,679	0.0
7,364		6.000%, 05/01/37	8,341	0.0
82,833		6.000%, 07/01/37	94,034	0.0
86,114		6.000%, 08/01/37	97,693	0.0
39,952		6.000%, 08/01/37	45,262	0.0
604,071		6.000%, 09/01/37	683,698	0.0
1,127		6.000%, 10/01/37	1,281	0.0
25,462		6.000%, 11/01/37	28,805	0.0
18,938		6.000%, 12/01/37	21,482	0.0
2,286		6.000%, 12/01/37	2,573	0.0
586,594		6.000%, 01/01/38	661,244	0.0
2,745		6.000%, 04/01/38	3,096	0.0
17,528		6.000%, 06/01/38	20,196	0.0
2,042		6.000%, 07/01/38	2,303	0.0
49,957		6.000%, 08/01/38	56,961	0.0
80,471		6.000%, 11/01/38	91,558	0.0
25,341		6.000%, 05/01/39	28,546	0.0
32,803		6.000%, 08/01/39	36,939	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
3,681		6.000%, 09/01/39	$4,144	0.0
2,456		6.500%, 07/01/19	2,468	0.0
1,607,946		6.500%, 09/01/34	1,811,207	0.1
			177,131,911	4.3

		Federal National Mortgage Association: 8.7%(5)
54,613		2.030%, (12MTA + 1.200%), 08/01/42	55,562	0.0
94,934		2.030%, (12MTA + 1.200%), 08/01/42	96,657	0.0
49,710		2.030%, (12MTA + 1.200%), 10/01/44	50,630	0.0
93,178		2.030%, (12MTA + 1.200%), 10/01/44	94,848	0.0
3,364,141		2.500%, 05/01/30	3,400,005	0.1
5,090,603		2.500%, 06/01/30	5,144,925	0.1
7,559,596		2.500%, 06/01/30	7,640,259	0.2
3,100,183		2.500%, 07/01/30	3,133,272	0.1
285,354		2.667%, (US0001M + 1.418%), 02/01/33	292,561	0.0
528,775		2.778%, (H15T1Y + 1.711%), 08/01/35	548,473	0.0
148,774		2.844%, (US0006M + 1.373%), 09/01/35	153,134	0.0
461,538		2.865%, (H15T1Y + 2.175%), 10/01/35	487,118	0.0
3,492		2.969%, (H15T1Y + 2.215%), 09/01/31	3,640	0.0
39,485		2.992%, (H15T1Y + 2.210%), 04/01/32	40,669	0.0
6,828,396		3.000%, 08/01/30	7,033,184	0.2
4,164,236		3.000%, 09/01/30	4,289,373	0.1
21,380,000	(3)	3.000%, 07/25/42	21,418,416	0.5
17,845,923		3.000%, 07/01/43	18,005,797	0.5
1,862,343		3.000%, 08/01/43	1,879,308	0.1
4,381,351		3.000%, 09/01/43	4,421,264	0.1
13,770,032		3.000%, 04/01/45	13,859,817	0.4
8,722,361		3.000%, 08/01/46	8,778,067	0.2
426,266		3.035%, (US0012M + 1.681%), 10/01/35	447,701	0.0
8,621		3.075%, (COF 11 + 1.251%), 05/01/36	8,954	0.0
337,125		3.161%, (US0012M + 1.661%), 10/01/35	355,945	0.0
43,441		3.194%, (US0012M + 1.444%), 08/01/35	45,333	0.0
460,957		3.196%, (US0012M + 1.810%), 09/01/34	487,169	0.0
242,049		3.210%, (US0012M + 1.610%), 02/01/34	254,774	0.0
164,594		3.230%, (US0012M + 1.480%), 04/01/35	173,304	0.0
263,386		3.237%, (US0012M + 1.486%), 07/01/35	275,344	0.0
85,535		3.395%, (US0012M + 1.675%), 02/01/35	89,766	0.0
1,698,766		3.500%, 12/01/41	1,759,793	0.1
103,000	(3)	3.500%, 04/25/42	105,999	0.0
1,309,092		3.500%, 08/01/42	1,356,204	0.1
466,804		3.500%, 08/01/42	483,353	0.0
1,139,884		3.500%, 10/01/42	1,180,204	0.1
1,997,055		3.500%, 10/01/42	2,067,234	0.1
622,101		3.500%, 03/01/43	643,910	0.0
5,621,319		3.500%, 01/01/46	5,832,065	0.2
8,076,948		3.500%, 02/01/46	8,379,773	0.2
5,715,419		3.500%, 08/01/46	5,930,302	0.2
37,952,114		3.500%, 08/01/46	39,378,911	1.0
69,910		4.000%, 10/01/18	72,320	0.0
17,797		4.000%, 12/01/18	18,410	0.0
134,988		4.000%, 05/01/19	139,640	0.0
805		4.000%, 06/01/19	832	0.0
33,151		4.000%, 08/01/19	34,294	0.0
71,838		4.000%, 05/01/20	74,314	0.0
52,494		4.000%, 07/01/21	54,698	0.0
26,932		4.000%, 03/01/24	27,999	0.0
35,631		4.000%, 03/01/24	36,859	0.0
36,204		4.000%, 04/01/24	37,911	0.0
280,499		4.000%, 04/01/24	293,847	0.0
34,326		4.000%, 04/01/24	35,509	0.0
29,940		4.000%, 04/01/24	30,972	0.0
23,010		4.000%, 04/01/24	23,850	0.0
59,119		4.000%, 04/01/24	61,157	0.0
153,561		4.000%, 05/01/24	159,206	0.0
34,963		4.000%, 05/01/24	36,474	0.0
57,655		4.000%, 05/01/24	60,373	0.0
38,053		4.000%, 05/01/24	39,870	0.0
22,249		4.000%, 05/01/24	23,069	0.0
257,332		4.000%, 05/01/24	269,567	0.0
270,728		4.000%, 05/01/24	283,593	0.0
248,612		4.000%, 05/01/24	260,442	0.0
29,938		4.000%, 05/01/24	31,357	0.0
305,230		4.000%, 06/01/24	319,075	0.0
1,120,968		4.000%, 06/01/24	1,174,934	0.1
250,208		4.000%, 06/01/24	262,267	0.0
25,093		4.000%, 07/01/24	26,292	0.0
14,558		4.000%, 08/01/24	15,254	0.0
21,890		4.000%, 09/01/24	22,838	0.0
93,961		4.000%, 10/01/24	98,033	0.0
496,309		4.000%, 12/01/24	520,981	0.0
19,157		4.000%, 01/01/25	20,076	0.0
8,447		4.000%, 02/01/25	8,854	0.0
10,593		4.000%, 04/01/25	11,140	0.0
6,429		4.000%, 05/01/25	6,761	0.0
7,556		4.000%, 06/01/25	7,948	0.0
108,063		4.000%, 06/01/25	112,757	0.0
32,293		4.000%, 07/01/25	33,959	0.0
3,487		4.000%, 08/01/25	3,667	0.0
4,224		4.000%, 08/01/25	4,402	0.0
3,144		4.000%, 09/01/25	3,307	0.0
14,373		4.000%, 10/01/25	14,876	0.0
320,627		4.000%, 10/01/25	335,169	0.0
93,690		4.000%, 11/01/25	98,593	0.0
19,559		4.000%, 11/01/25	20,384	0.0
84,268		4.000%, 01/01/26	88,192	0.0
4,391		4.000%, 01/01/26	4,605	0.0
965		4.000%, 01/01/26	1,016	0.0
163,961		4.000%, 01/01/26	172,263	0.0
160,820		4.000%, 01/01/26	169,156	0.0
6,149		4.000%, 02/01/26	6,505	0.0
19,745		4.000%, 02/01/26	20,641	0.0
10,619		4.000%, 02/01/26	11,135	0.0
27,817		4.000%, 03/01/26	28,776	0.0
17,713		4.000%, 04/01/26	18,614	0.0
858,642		4.000%, 04/01/26	901,708	0.0
8,686		4.000%, 04/01/26	8,989	0.0
45,929		4.000%, 04/01/26	48,334	0.0
14,390		4.000%, 04/01/26	15,043	0.0
5,681		4.000%, 04/01/26	5,978	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
17,164		4.000%, 05/01/26	$18,056	0.0
36,223		4.000%, 05/01/26	38,065	0.0
25,284		4.000%, 06/01/26	26,593	0.0
29,447		4.000%, 06/01/26	30,462	0.0
75,409		4.000%, 06/01/26	78,790	0.0
143,604		4.000%, 06/01/26	150,209	0.0
37,437		4.000%, 06/01/26	39,372	0.0
19,024		4.000%, 06/01/26	20,007	0.0
80,206		4.000%, 07/01/26	83,804	0.0
30,357		4.000%, 07/01/26	31,940	0.0
130,476		4.000%, 08/01/26	137,279	0.0
172,985		4.000%, 09/01/26	181,787	0.0
9,751		4.000%, 05/01/29	10,340	0.0
68,096		4.000%, 11/01/30	72,236	0.0
36,141		4.000%, 02/01/31	38,400	0.0
18,784		4.000%, 10/01/31	19,998	0.0
13,678,296		4.000%, 12/01/39	14,475,144	0.4
1,960,237		4.000%, 07/01/42	2,073,727	0.1
543,108		4.000%, 07/01/42	574,475	0.0
5,608,152		4.000%, 07/01/42	5,932,578	0.2
367,130		4.000%, 08/01/42	386,820	0.0
784,617		4.000%, 08/01/42	829,695	0.0
1,600,766		4.000%, 08/01/42	1,692,797	0.1
4,964,023		4.000%, 08/01/43	5,265,044	0.1
7,476,586		4.000%, 09/01/43	7,962,910	0.2
768,835		4.000%, 10/01/43	811,736	0.0
361,272		4.000%, 10/01/43	381,459	0.0
8,000	(3)	4.000%, 10/01/44	8,424	0.0
10,197,010		4.000%, 01/01/45	10,935,502	0.3
1,551,145		4.000%, 06/01/45	1,643,205	0.1
6,798,284		4.000%, 07/01/45	7,214,012	0.2
1,693,057		4.000%, 07/01/45	1,806,220	0.1
122,743		4.304%, (COF 11 + 1.926%), 12/01/36	130,040	0.0
10,023		4.500%, 10/01/18	10,255	0.0
1,543		4.500%, 03/01/19	1,579	0.0
6,707		4.500%, 01/01/20	6,862	0.0
37,199		4.500%, 02/01/20	38,060	0.0
7,578		4.500%, 08/01/20	7,773	0.0
14,192		4.500%, 09/01/20	14,564	0.0
28,963		4.500%, 11/01/22	29,730	0.0
1,111		4.500%, 03/01/23	1,170	0.0
2,963		4.500%, 04/01/23	3,117	0.0
19,570		4.500%, 05/01/23	20,616	0.0
333,107		4.500%, 05/01/23	349,614	0.0
27,262		4.500%, 05/01/23	28,713	0.0
1,246		4.500%, 06/01/23	1,314	0.0
107,095		4.500%, 07/01/23	112,869	0.0
8,050		4.500%, 03/01/24	8,484	0.0
199,485		4.500%, 04/01/24	210,225	0.0
41,351		4.500%, 04/01/24	43,555	0.0
12,189		4.500%, 05/01/24	12,842	0.0
83,787		4.500%, 05/01/24	88,108	0.0
43,335		4.500%, 06/01/24	45,722	0.0
57,309		4.500%, 08/01/24	60,309	0.0
5,788		4.500%, 09/01/24	6,090	0.0
260,512		4.500%, 11/01/24	274,570	0.0
62,969		4.500%, 01/01/25	66,458	0.0
67,321		4.500%, 02/01/25	68,880	0.0
33,942		4.500%, 03/01/25	35,786	0.0
15,884		4.500%, 04/01/25	16,742	0.0
17,296		4.500%, 04/01/25	17,696	0.0
9,030		4.500%, 04/01/25	9,512	0.0
59,304		4.500%, 05/01/25	62,518	0.0
5,953		4.500%, 06/01/25	6,178	0.0
3,920		4.500%, 06/01/25	4,127	0.0
20,906		4.500%, 07/01/25	22,022	0.0
439,519		4.500%, 07/01/25	462,602	0.0
80,565		4.500%, 10/01/25	86,512	0.0
92,084		4.500%, 01/01/26	96,922	0.0
159,592		4.500%, 03/01/26	164,300	0.0
39,774		4.500%, 06/01/26	41,471	0.0
71,966		4.500%, 07/01/26	75,559	0.0
48,327		4.500%, 07/01/26	50,868	0.0
1,072,733		4.500%, 04/01/29	1,155,295	0.1
16,010		4.500%, 06/01/29	17,240	0.0
204,817		4.500%, 06/01/29	220,560	0.0
205,270		4.500%, 07/01/29	223,245	0.0
4,257		4.500%, 10/01/29	4,584	0.0
20,584		4.500%, 06/01/30	22,173	0.0
668,712		4.500%, 10/01/30	720,279	0.0
160,956		4.500%, 02/01/31	173,383	0.0
136,432		4.500%, 05/01/31	146,964	0.0
93,686		4.500%, 10/01/33	101,078	0.0
39,302		4.500%, 01/01/34	42,372	0.0
11,754		4.500%, 07/01/34	12,679	0.0
6,337		4.500%, 09/01/35	6,836	0.0
57,769		4.500%, 09/01/35	62,282	0.0
88,768		4.500%, 11/01/35	95,731	0.0
404,119		4.500%, 02/01/36	433,948	0.0
166,282		4.500%, 01/01/37	179,192	0.0
80,321		4.500%, 09/01/37	86,698	0.0
6,613		4.500%, 02/01/38	7,114	0.0
39,655		4.500%, 01/01/39	42,582	0.0
85,334		4.500%, 02/01/39	91,885	0.0
2,307		4.500%, 02/01/39	2,477	0.0
174,635		4.500%, 04/01/39	188,061	0.0
170,134		4.500%, 04/01/39	183,023	0.0
38,611		4.500%, 04/01/39	41,553	0.0
201,718		4.500%, 05/01/39	217,059	0.0
207,071		4.500%, 05/01/39	223,175	0.0
229,820		4.500%, 05/01/39	247,273	0.0
1,057		4.500%, 05/01/39	1,137	0.0
9,619		4.500%, 05/01/39	10,477	0.0
31,106		4.500%, 05/01/39	33,746	0.0
2,222,491		4.500%, 05/01/39	2,411,654	0.1
11,246		4.500%, 06/01/39	12,105	0.0
210,143		4.500%, 06/01/39	226,010	0.0
125,470		4.500%, 07/01/39	136,665	0.0
101,802		4.500%, 07/01/39	109,542	0.0
42,824		4.500%, 07/01/39	46,121	0.0
292,836		4.500%, 08/01/39	315,778	0.0
184,112		4.500%, 08/01/39	198,277	0.0
146,862		4.500%, 08/01/39	158,441	0.0
646,634		4.500%, 08/01/39	696,726	0.0
417,188		4.500%, 09/01/39	448,319	0.0
421,001		4.500%, 10/01/39	453,957	0.0
27,965		4.500%, 11/01/39	30,181	0.0
228,596		4.500%, 11/01/39	247,034	0.0
47,913		4.500%, 12/01/39	51,526	0.0
12,622		4.500%, 12/01/39	13,643	0.0
4,137		4.500%, 01/01/40	4,442	0.0
1,147,589		4.500%, 01/01/40	1,240,453	0.1
447,865		4.500%, 02/01/40	484,320	0.0
215,056		4.500%, 02/01/40	232,557	0.0
148,791		4.500%, 04/01/40	160,766	0.0
1,883,838		4.500%, 04/01/40	2,036,954	0.1
56,320		4.500%, 05/01/40	60,477	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
259,862	4.500%, 05/01/40	$279,070	0.0
108,588	4.500%, 06/01/40	117,566	0.0
325,720	4.500%, 06/01/40	352,752	0.0
187,779	4.500%, 06/01/40	203,191	0.0
830,999	4.500%, 06/01/40	899,597	0.0
8,408	4.500%, 06/01/40	9,099	0.0
118,681	4.500%, 07/01/40	128,516	0.0
202,090	4.500%, 07/01/40	218,841	0.0
306,974	4.500%, 07/01/40	332,142	0.0
11,941	4.500%, 08/01/40	12,872	0.0
6,540	4.500%, 08/01/40	7,081	0.0
94,700	4.500%, 08/01/40	102,574	0.0
255,806	4.500%, 08/01/40	276,672	0.0
222,585	4.500%, 08/01/40	241,003	0.0
382,755	4.500%, 08/01/40	414,471	0.0
40,552	4.500%, 08/01/40	43,545	0.0
5,851	4.500%, 08/01/40	6,335	0.0
76,116	4.500%, 08/01/40	82,420	0.0
76,854	4.500%, 09/01/40	83,236	0.0
515,811	4.500%, 09/01/40	558,723	0.0
33,406	4.500%, 09/01/40	35,898	0.0
45,871	4.500%, 09/01/40	49,672	0.0
45,704	4.500%, 09/01/40	49,498	0.0
53,279	4.500%, 09/01/40	57,693	0.0
149,530	4.500%, 09/01/40	160,684	0.0
171,268	4.500%, 10/01/40	185,460	0.0
372,375	4.500%, 10/01/40	403,276	0.0
133,008	4.500%, 10/01/40	144,036	0.0
103,189	4.500%, 10/01/40	111,721	0.0
300,339	4.500%, 10/01/40	325,215	0.0
1,024,196	4.500%, 11/01/40	1,105,659	0.0
70,262	4.500%, 11/01/40	76,106	0.0
184,546	4.500%, 11/01/40	199,838	0.0
700,243	4.500%, 11/01/40	754,924	0.0
2,066,709	4.500%, 11/01/40	2,238,452	0.1
144,061	4.500%, 11/01/40	155,953	0.0
58,184	4.500%, 12/01/40	63,015	0.0
404,463	4.500%, 12/01/40	438,066	0.0
180,736	4.500%, 12/01/40	195,625	0.0
98,607	4.500%, 12/01/40	106,811	0.0
67,583	4.500%, 12/01/40	73,174	0.0
86,920	4.500%, 12/01/40	94,131	0.0
9,875	4.500%, 12/01/40	10,694	0.0
115,351	4.500%, 12/01/40	124,253	0.0
299,764	4.500%, 12/01/40	324,590	0.0
112,943	4.500%, 01/01/41	122,313	0.0
1,233,781	4.500%, 01/01/41	1,335,609	0.1
47,523	4.500%, 01/01/41	51,477	0.0
480,709	4.500%, 01/01/41	520,594	0.0
351,134	4.500%, 01/01/41	380,297	0.0
73,787	4.500%, 02/01/41	79,907	0.0
153,069	4.500%, 02/01/41	165,732	0.0
233,590	4.500%, 02/01/41	253,014	0.0
91,082	4.500%, 02/01/41	98,573	0.0
217,294	4.500%, 02/01/41	235,278	0.0
73,869	4.500%, 03/01/41	80,006	0.0
175,508	4.500%, 03/01/41	189,479	0.0
211,900	4.500%, 03/01/41	229,443	0.0
226,685	4.500%, 03/01/41	245,462	0.0
13,179	4.500%, 03/01/41	14,273	0.0
71,663	4.500%, 03/01/41	77,603	0.0
160,907	4.500%, 03/01/41	173,900	0.0
67,847	4.500%, 03/01/41	73,471	0.0
420,388	4.500%, 03/01/41	458,088	0.0
1,228,539	4.500%, 04/01/41	1,330,744	0.1
138,734	4.500%, 04/01/41	148,974	0.0
245,761	4.500%, 04/01/41	263,901	0.0
28,042	4.500%, 04/01/41	30,112	0.0
15,096	4.500%, 04/01/41	16,286	0.0
107,606	4.500%, 04/01/41	116,525	0.0
78,692	4.500%, 04/01/41	85,027	0.0
631,015	4.500%, 04/01/41	683,331	0.0
180,362	4.500%, 04/01/41	193,675	0.0
840,761	4.500%, 05/01/41	910,621	0.0
57,637	4.500%, 05/01/41	62,396	0.0
100,608	4.500%, 05/01/41	108,852	0.0
1,009,119	4.500%, 05/01/41	1,092,731	0.0
13,482	4.500%, 05/01/41	14,599	0.0
69,228	4.500%, 05/01/41	74,987	0.0
528,019	4.500%, 05/01/41	570,698	0.0
1,351,756	4.500%, 05/01/41	1,462,972	0.1
7,981	4.500%, 05/01/41	8,664	0.0
34,713	4.500%, 06/01/41	37,601	0.0
741,343	4.500%, 06/01/41	801,827	0.0
115,458	4.500%, 06/01/41	124,255	0.0
173,403	4.500%, 07/01/41	187,483	0.0
356,729	4.500%, 07/01/41	386,298	0.0
111,109	4.500%, 07/01/41	119,528	0.0
38,954	4.500%, 07/01/41	42,147	0.0
14,785	4.500%, 07/01/41	16,003	0.0
86,562	4.500%, 07/01/41	93,585	0.0
5,245	4.500%, 07/01/41	5,677	0.0
126,628	4.500%, 07/01/41	137,100	0.0
132,982	4.500%, 08/01/41	143,995	0.0
485,869	4.500%, 08/01/41	521,805	0.0
93,067	4.500%, 08/01/41	99,944	0.0
720,052	4.500%, 08/01/41	786,879	0.0
47,945	4.500%, 08/01/41	51,890	0.0
294,864	4.500%, 08/01/41	319,178	0.0
346,330	4.500%, 08/01/41	375,077	0.0
259,431	4.500%, 08/01/41	278,600	0.0
14,572	4.500%, 09/01/41	15,777	0.0
348,845	4.500%, 09/01/41	377,811	0.0
41,387	4.500%, 09/01/41	44,827	0.0
1,307,719	4.500%, 09/01/41	1,414,119	0.1
2,214,099	4.500%, 10/01/41	2,385,021	0.1
121,140	4.500%, 10/01/41	131,001	0.0
439,983	4.500%, 10/01/41	476,585	0.0
105,175	4.500%, 10/01/41	112,952	0.0
285,083	4.500%, 10/01/41	308,014	0.0
68,586	4.500%, 10/01/41	74,290	0.0
2,380,743	4.500%, 10/01/41	2,573,689	0.1
964,885	4.500%, 10/01/41	1,043,652	0.0
13,839	4.500%, 11/01/41	14,970	0.0
804,187	4.500%, 11/01/41	869,178	0.0
1,863,447	4.500%, 12/01/41	2,012,751	0.1
446,283	4.500%, 12/01/41	482,314	0.0
116,602	4.500%, 01/01/42	125,450	0.0
30,932	4.500%, 01/01/42	33,697	0.0
74,985	4.500%, 01/01/42	80,990	0.0
6,966	4.500%, 02/01/42	7,481	0.0
151,686	4.500%, 03/01/42	163,254	0.0
17,098	4.500%, 03/01/42	18,360	0.0
170,437	4.500%, 04/01/42	183,600	0.0
12,984	4.500%, 06/01/42	13,943	0.0
15,413	4.500%, 08/01/42	16,793	0.0
9,857	4.500%, 09/01/42	10,585	0.0
7,230	4.500%, 01/01/43	7,764	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
21,455	4.500%, 12/01/43	$23,083	0.0
1,717	5.000%, 04/01/23	1,873	0.0
51,248	5.000%, 12/01/23	52,460	0.0
2,408	5.000%, 12/01/23	2,627	0.0
124,793	5.000%, 04/01/26	136,132	0.0
138,977	5.000%, 05/01/26	151,605	0.0
104,244	5.000%, 08/01/27	113,716	0.0
36,786	5.000%, 04/01/28	40,129	0.0
280,964	5.000%, 05/01/33	307,353	0.0
507,284	5.000%, 06/01/33	559,190	0.0
36,005	5.000%, 08/01/33	39,473	0.0
572,233	5.000%, 09/01/33	630,813	0.0
137,025	5.000%, 02/01/34	151,050	0.0
280,371	5.000%, 03/01/34	308,253	0.0
84,163	5.000%, 06/01/34	92,761	0.0
15,732	5.000%, 11/01/34	17,338	0.0
614,421	5.000%, 02/01/35	677,283	0.0
668,090	5.000%, 03/01/35	736,502	0.0
42,916	5.000%, 04/01/35	46,906	0.0
19,956	5.000%, 05/01/35	22,003	0.0
888,771	5.000%, 07/01/35	979,789	0.0
2,426,051	5.000%, 07/01/35	2,674,477	0.1
207,167	5.000%, 08/01/35	227,972	0.0
244,966	5.000%, 09/01/35	270,096	0.0
11,811	5.000%, 09/01/35	13,020	0.0
6,375	5.000%, 10/01/35	7,030	0.0
328,695	5.000%, 10/01/35	362,492	0.0
156,758	5.000%, 12/01/35	172,887	0.0
368,648	5.000%, 02/01/36	406,460	0.0
116,529	5.000%, 03/01/36	128,486	0.0
133,009	5.000%, 04/01/36	146,023	0.0
107,222	5.000%, 05/01/36	118,172	0.0
777,099	5.000%, 07/01/36	856,724	0.0
3,136,784	5.000%, 12/01/36	3,459,481	0.1
2,952,184	5.000%, 07/01/37	3,254,530	0.1
1,212,131	5.000%, 07/01/37	1,336,783	0.1
79,251	5.000%, 04/01/38	86,635	0.0
117,869	5.000%, 04/01/39	128,650	0.0
90,902	5.000%, 07/01/39	99,280	0.0
870,011	5.000%, 11/01/40	952,817	0.0
94,306	5.000%, 03/01/41	102,909	0.0
111,899	5.000%, 04/01/41	122,298	0.0
433,953	5.000%, 05/01/41	474,340	0.0
1,887,710	5.000%, 06/01/41	2,063,403	0.1
1,240,010	5.000%, 06/01/41	1,355,410	0.1
435	5.500%, 01/01/20	437	0.0
2,144	5.500%, 02/01/21	2,213	0.0
1,074	5.500%, 04/01/21	1,111	0.0
10,784	5.500%, 06/01/22	11,388	0.0
21,569	5.500%, 11/01/22	22,866	0.0
1,591	5.500%, 11/01/22	1,639	0.0
1,175	5.500%, 11/01/22	1,212	0.0
586	5.500%, 12/01/22	622	0.0
179,194	5.500%, 06/01/23	198,158	0.0
6,267	5.500%, 07/01/23	6,547	0.0
38,273	5.500%, 07/01/23	40,744	0.0
24,216	5.500%, 09/01/23	25,579	0.0
11,602	5.500%, 01/01/25	12,120	0.0
3,135	5.500%, 08/01/25	3,285	0.0
20,163	5.500%, 07/01/26	22,294	0.0
12,594	5.500%, 12/01/27	13,927	0.0
19,200	5.500%, 04/01/28	21,235	0.0
12,240	5.500%, 08/01/28	13,534	0.0
15,263	5.500%, 01/01/29	16,877	0.0
18,050	5.500%, 09/01/29	19,957	0.0
128,466	5.500%, 10/01/29	143,227	0.0
8,895	5.500%, 01/01/32	9,835	0.0
126,360	5.500%, 04/01/33	141,197	0.0
1,923	5.500%, 04/01/33	2,152	0.0
74,827	5.500%, 10/01/33	82,736	0.0
42,355	5.500%, 10/01/33	47,463	0.0
14,463	5.500%, 11/01/33	16,210	0.0
15,762	5.500%, 11/01/33	17,514	0.0
10,189	5.500%, 11/01/33	11,297	0.0
2,280	5.500%, 11/01/33	2,544	0.0
69,762	5.500%, 12/01/33	78,194	0.0
476,257	5.500%, 12/01/33	529,145	0.0
180,964	5.500%, 12/01/33	202,839	0.0
30,500	5.500%, 12/01/33	33,725	0.0
19,749	5.500%, 12/01/33	21,872	0.0
2,321	5.500%, 12/01/33	2,585	0.0
25,513	5.500%, 12/01/33	28,598	0.0
146,372	5.500%, 01/01/34	164,096	0.0
23,737	5.500%, 01/01/34	26,262	0.0
20,622	5.500%, 01/01/34	22,917	0.0
44,436	5.500%, 01/01/34	49,414	0.0
1,305	5.500%, 01/01/34	1,453	0.0
16,692	5.500%, 06/01/34	18,535	0.0
94,546	5.500%, 11/01/34	106,049	0.0
43,908	5.500%, 11/01/34	49,099	0.0
1,988	5.500%, 12/01/34	2,230	0.0
28,346	5.500%, 01/01/35	31,793	0.0
66,495	5.500%, 01/01/35	74,501	0.0
54,759	5.500%, 01/01/35	61,010	0.0
12,055	5.500%, 01/01/35	13,523	0.0
2,787,566	5.500%, 02/01/35	3,126,180	0.1
14,776	5.500%, 02/01/35	16,479	0.0
30,544	5.500%, 03/01/35	33,773	0.0
80,144	5.500%, 06/01/35	88,806	0.0
20,302	5.500%, 07/01/35	22,755	0.0
1,657,902	5.500%, 08/01/35	1,867,512	0.1
7,036	5.500%, 10/01/35	7,826	0.0
1,217	5.500%, 11/01/35	1,357	0.0
86,402	5.500%, 11/01/35	96,443	0.0
1,150	5.500%, 12/01/35	1,285	0.0
260,109	5.500%, 12/01/35	290,877	0.0
1,672	5.500%, 12/01/35	1,873	0.0
22,494	5.500%, 12/01/35	25,019	0.0
22,042	5.500%, 01/01/36	24,497	0.0
166,775	5.500%, 01/01/36	186,722	0.0
1,655	5.500%, 02/01/36	1,829	0.0
24,916	5.500%, 04/01/36	27,921	0.0
1,838,214	5.500%, 07/01/36	2,061,522	0.1
838	5.500%, 08/01/36	934	0.0
93,887	5.500%, 09/01/36	105,273	0.0
146,103	5.500%, 09/01/36	163,722	0.0
2,362	5.500%, 12/01/36	2,644	0.0
4,243	5.500%, 12/01/36	4,739	0.0
246,519	5.500%, 12/01/36	275,184	0.0
313,348	5.500%, 12/01/36	349,403	0.0
167,749	5.500%, 01/01/37	187,715	0.0
28,637	5.500%, 01/01/37	32,007	0.0
201,824	5.500%, 02/01/37	225,708	0.0
587,153	5.500%, 03/01/37	657,793	0.0
20,800	5.500%, 04/01/37	23,232	0.0
1,180	5.500%, 05/01/37	1,317	0.0
53,530	5.500%, 05/01/37	59,537	0.0
4,968	5.500%, 05/01/37	5,513	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
33,541	5.500%, 05/01/37	$37,165	0.0
48,763	5.500%, 06/01/37	54,200	0.0
109,461	5.500%, 06/01/37	122,137	0.0
39,372	5.500%, 07/01/37	43,740	0.0
46,969	5.500%, 08/01/37	52,080	0.0
86,847	5.500%, 08/01/37	97,299	0.0
29,093	5.500%, 08/01/37	32,634	0.0
217,844	5.500%, 09/01/37	243,333	0.0
1,213	5.500%, 11/01/37	1,348	0.0
921,596	5.500%, 01/01/38	1,026,552	0.0
2,484	5.500%, 02/01/38	2,762	0.0
1,281	5.500%, 02/01/38	1,429	0.0
575,132	5.500%, 03/01/38	642,754	0.0
28,558	5.500%, 03/01/38	31,626	0.0
158,293	5.500%, 04/01/38	175,484	0.0
1,211	5.500%, 04/01/38	1,346	0.0
42,427	5.500%, 04/01/38	47,166	0.0
303,083	5.500%, 05/01/38	337,655	0.0
19,303	5.500%, 05/01/38	21,473	0.0
6,114	5.500%, 05/01/38	6,824	0.0
49,556	5.500%, 06/01/38	55,083	0.0
3,648,818	5.500%, 06/01/38	4,073,952	0.1
183,096	5.500%, 06/01/38	204,334	0.0
140,812	5.500%, 07/01/38	156,659	0.0
99,621	5.500%, 07/01/38	111,623	0.0
1,024	5.500%, 07/01/38	1,139	0.0
72,454	5.500%, 07/01/38	80,760	0.0
189,910	5.500%, 08/01/38	211,178	0.0
39,342	5.500%, 08/01/38	43,532	0.0
22,672	5.500%, 08/01/38	25,400	0.0
107,311	5.500%, 11/01/38	119,071	0.0
401,199	5.500%, 11/01/38	447,578	0.0
393	5.500%, 12/01/38	437	0.0
59,692	5.500%, 12/01/38	66,205	0.0
1,738	5.500%, 12/01/38	1,922	0.0
110,337	5.500%, 01/01/39	123,357	0.0
802,329	5.500%, 01/01/39	896,792	0.0
214,879	5.500%, 01/01/39	240,163	0.0
40,606	5.500%, 03/01/39	45,455	0.0
344,377	5.500%, 06/01/39	386,098	0.0
577,024	5.500%, 06/01/39	645,957	0.0
28,683	5.500%, 05/01/40	31,742	0.0
37,058	5.500%, 07/01/41	41,251	0.0
725,265	5.500%, 09/01/41	813,337	0.0
2,221	6.000%, 10/01/18	2,245	0.0
506	6.000%, 12/01/18	569	0.0
2,227	6.000%, 05/01/21	2,506	0.0
23,430	6.000%, 09/01/21	26,371	0.0
24,761	6.000%, 04/01/22	27,869	0.0
56,677	6.000%, 06/01/22	63,791	0.0
9,356	6.000%, 01/01/23	10,530	0.0
1,203	6.000%, 03/01/24	1,353	0.0
160,992	6.000%, 11/01/28	181,198	0.0
817	6.000%, 04/01/31	929	0.0
337	6.000%, 01/01/32	379	0.0
1,063	6.000%, 11/01/32	1,197	0.0
1,790	6.000%, 11/01/32	2,039	0.0
79,326	6.000%, 01/01/33	90,074	0.0
4,784	6.000%, 09/01/33	5,385	0.0
1,208	6.000%, 01/01/34	1,367	0.0
178,364	6.000%, 08/01/34	200,751	0.0
213,724	6.000%, 06/01/35	244,284	0.0
21,690	6.000%, 07/01/35	24,814	0.0
10,610	6.000%, 07/01/35	12,129	0.0
11,986	6.000%, 07/01/35	13,491	0.0
10,080	6.000%, 07/01/35	11,346	0.0
4,005	6.000%, 10/01/35	4,507	0.0
440	6.000%, 10/01/35	495	0.0
114,013	6.000%, 11/01/35	130,670	0.0
107,765	6.000%, 12/01/35	123,172	0.0
2,662	6.000%, 12/01/35	2,996	0.0
240,658	6.000%, 12/01/35	270,864	0.0
11,350	6.000%, 01/01/36	12,934	0.0
34,338	6.000%, 02/01/36	38,784	0.0
74,631	6.000%, 02/01/36	84,755	0.0
628	6.000%, 02/01/36	707	0.0
60,700	6.000%, 02/01/36	69,286	0.0
62,488	6.000%, 03/01/36	71,332	0.0
58,982	6.000%, 03/01/36	67,364	0.0
42,421	6.000%, 04/01/36	48,428	0.0
72,333	6.000%, 04/01/36	82,616	0.0
27,629	6.000%, 05/01/36	31,566	0.0
13,519	6.000%, 05/01/36	15,216	0.0
4,520	6.000%, 06/01/36	5,111	0.0
731	6.000%, 06/01/36	824	0.0
148,846	6.000%, 07/01/36	168,925	0.0
2,345	6.000%, 07/01/36	2,645	0.0
2,893	6.000%, 07/01/36	3,256	0.0
7,575	6.000%, 07/01/36	8,538	0.0
21,428	6.000%, 07/01/36	24,118	0.0
9,502	6.000%, 08/01/36	10,832	0.0
65,954	6.000%, 08/01/36	75,098	0.0
443,231	6.000%, 08/01/36	505,515	0.0
596,540	6.000%, 08/01/36	677,040	0.0
42,363	6.000%, 08/01/36	48,268	0.0
8,620	6.000%, 08/01/36	9,834	0.0
119,747	6.000%, 09/01/36	134,777	0.0
148,447	6.000%, 09/01/36	167,079	0.0
56,613	6.000%, 09/01/36	64,614	0.0
134,546	6.000%, 09/01/36	152,539	0.0
30,182	6.000%, 09/01/36	34,147	0.0
514	6.000%, 09/01/36	580	0.0
22,187	6.000%, 09/01/36	25,147	0.0
32,851	6.000%, 09/01/36	37,559	0.0
26,534	6.000%, 10/01/36	30,062	0.0
15,779	6.000%, 10/01/36	17,761	0.0
12,302	6.000%, 10/01/36	13,953	0.0
54,625	6.000%, 10/01/36	61,997	0.0
110,238	6.000%, 10/01/36	124,623	0.0
56,998	6.000%, 10/01/36	64,867	0.0
17,518	6.000%, 11/01/36	19,918	0.0
4,690	6.000%, 11/01/36	5,278	0.0
17,847	6.000%, 11/01/36	20,087	0.0
44,482	6.000%, 11/01/36	50,631	0.0
101,823	6.000%, 11/01/36	114,604	0.0
13,030	6.000%, 12/01/36	14,823	0.0
50,156	6.000%, 12/01/36	56,451	0.0
4,992	6.000%, 12/01/36	5,674	0.0
7,163	6.000%, 12/01/36	8,159	0.0
112,346	6.000%, 12/01/36	126,447	0.0
83,561	6.000%, 12/01/36	94,981	0.0
25,743	6.000%, 12/01/36	28,974	0.0
61,209	6.000%, 01/01/37	68,892	0.0
1,830	6.000%, 01/01/37	2,078	0.0
12,615	6.000%, 01/01/37	14,198	0.0
14,251	6.000%, 01/01/37	16,139	0.0
1,440	6.000%, 01/01/37	1,641	0.0
4,653	6.000%, 01/01/37	5,239	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
48,562	6.000%, 01/01/37	$55,132	0.0
76,757	6.000%, 02/01/37	86,391	0.0
4,994	6.000%, 02/01/37	5,671	0.0
30,463	6.000%, 02/01/37	34,755	0.0
169,210	6.000%, 02/01/37	192,847	0.0
13,996	6.000%, 02/01/37	15,785	0.0
37,535	6.000%, 03/01/37	42,703	0.0
19,905	6.000%, 03/01/37	22,643	0.0
201,817	6.000%, 03/01/37	229,573	0.0
38,572	6.000%, 03/01/37	43,824	0.0
29,282	6.000%, 03/01/37	33,044	0.0
1,531	6.000%, 03/01/37	1,732	0.0
63,175	6.000%, 04/01/37	71,932	0.0
74,837	6.000%, 04/01/37	85,182	0.0
5,182	6.000%, 04/01/37	5,832	0.0
720	6.000%, 04/01/37	811	0.0
870	6.000%, 04/01/37	979	0.0
3,224	6.000%, 04/01/37	3,650	0.0
53,824	6.000%, 04/01/37	60,587	0.0
1,307	6.000%, 04/01/37	1,471	0.0
3,635	6.000%, 04/01/37	4,092	0.0
78,033	6.000%, 04/01/37	89,157	0.0
119,451	6.000%, 04/01/37	136,015	0.0
228,019	6.000%, 04/01/37	259,353	0.0
14,239	6.000%, 04/01/37	16,217	0.0
30,932	6.000%, 04/01/37	34,814	0.0
47,395	6.000%, 04/01/37	53,344	0.0
30,454	6.000%, 04/01/37	34,554	0.0
38,737	6.000%, 05/01/37	43,598	0.0
25,747	6.000%, 05/01/37	29,107	0.0
33,890	6.000%, 05/01/37	38,143	0.0
37,343	6.000%, 05/01/37	42,033	0.0
1,394	6.000%, 05/01/37	1,569	0.0
84,447	6.000%, 05/01/37	95,046	0.0
10,731	6.000%, 05/01/37	12,244	0.0
3,203	6.000%, 05/01/37	3,608	0.0
63,195	6.000%, 05/01/37	71,386	0.0
7,829	6.000%, 05/01/37	8,839	0.0
24,646	6.000%, 05/01/37	27,739	0.0
32,023	6.000%, 05/01/37	36,392	0.0
175,396	6.000%, 05/01/37	200,145	0.0
11,101	6.000%, 06/01/37	12,619	0.0
7,743	6.000%, 06/01/37	8,715	0.0
2,940	6.000%, 06/01/37	3,309	0.0
28,077	6.000%, 06/01/37	31,601	0.0
116,196	6.000%, 06/01/37	131,732	0.0
5,789	6.000%, 06/01/37	6,516	0.0
5,959	6.000%, 06/01/37	6,707	0.0
14,074	6.000%, 06/01/37	15,875	0.0
19,254	6.000%, 07/01/37	21,670	0.0
12,484	6.000%, 07/01/37	14,093	0.0
67,559	6.000%, 07/01/37	76,039	0.0
156,656	6.000%, 07/01/37	176,319	0.0
33,700	6.000%, 07/01/37	38,358	0.0
23,880	6.000%, 07/01/37	27,118	0.0
124,201	6.000%, 07/01/37	140,719	0.0
5,191	6.000%, 07/01/37	5,901	0.0
50,489	6.000%, 07/01/37	57,608	0.0
33,880	6.000%, 07/01/37	38,507	0.0
9,159	6.000%, 07/01/37	10,311	0.0
128,959	6.000%, 08/01/37	146,598	0.0
119,414	6.000%, 08/01/37	135,507	0.0
137,147	6.000%, 08/01/37	154,361	0.0
19,817	6.000%, 08/01/37	22,304	0.0
7,184	6.000%, 08/01/37	8,085	0.0
16,684	6.000%, 08/01/37	18,778	0.0
12,552	6.000%, 08/01/37	14,632	0.0
39,076	6.000%, 08/01/37	43,981	0.0
44,279	6.000%, 08/01/37	50,267	0.0
6,995	6.000%, 09/01/37	7,952	0.0
13,178	6.000%, 09/01/37	14,832	0.0
566,025	6.000%, 09/01/37	643,302	0.0
25,373	6.000%, 09/01/37	28,560	0.0
36,069	6.000%, 09/01/37	41,138	0.0
14,140	6.000%, 09/01/37	15,914	0.0
2,335	6.000%, 09/01/37	2,636	0.0
104,117	6.000%, 09/01/37	117,461	0.0
59,434	6.000%, 10/01/37	67,503	0.0
6,457	6.000%, 10/01/37	7,307	0.0
9,323	6.000%, 10/01/37	10,493	0.0
100,175	6.000%, 11/01/37	113,468	0.0
1,854	6.000%, 11/01/37	2,109	0.0
73,111	6.000%, 11/01/37	83,044	0.0
21,091	6.000%, 12/01/37	23,980	0.0
2,292	6.000%, 12/01/37	2,592	0.0
165,684	6.000%, 12/01/37	189,003	0.0
34,364	6.000%, 12/01/37	38,677	0.0
73,122	6.000%, 12/01/37	82,903	0.0
116,577	6.000%, 12/01/37	132,598	0.0
273,507	6.000%, 02/01/38	311,445	0.0
51,048	6.000%, 02/01/38	57,626	0.0
192,623	6.000%, 02/01/38	218,607	0.0
27,021	6.000%, 03/01/38	30,545	0.0
10,270	6.000%, 03/01/38	11,559	0.0
2,631	6.000%, 03/01/38	3,005	0.0
7,660	6.000%, 05/01/38	8,703	0.0
121,584	6.000%, 05/01/38	136,934	0.0
3,022	6.000%, 06/01/38	3,402	0.0
25,180	6.000%, 06/01/38	28,639	0.0
163,501	6.000%, 07/01/38	184,112	0.0
100,028	6.000%, 07/01/38	113,354	0.0
567	6.000%, 08/01/38	639	0.0
1,655	6.000%, 08/01/38	1,862	0.0
2,601	6.000%, 08/01/38	2,958	0.0
13,370	6.000%, 09/01/38	15,197	0.0
60,405	6.000%, 09/01/38	68,796	0.0
25,590	6.000%, 09/01/38	28,802	0.0
9,459	6.000%, 09/01/38	10,673	0.0
124,290	6.000%, 10/01/38	139,891	0.0
3,844	6.000%, 10/01/38	4,359	0.0
32,253	6.000%, 10/01/38	36,589	0.0
25,247	6.000%, 10/01/38	28,816	0.0
3,010	6.000%, 10/01/38	3,387	0.0
72,896	6.000%, 10/01/38	82,247	0.0
91,819	6.000%, 10/01/38	103,344	0.0
162,340	6.000%, 11/01/38	183,127	0.0
1,408	6.000%, 11/01/38	1,591	0.0
1,290	6.000%, 11/01/38	1,452	0.0
4,427	6.000%, 12/01/38	4,983	0.0
51,610	6.000%, 12/01/38	58,271	0.0
146,170	6.000%, 12/01/38	166,711	0.0
3,121	6.000%, 10/01/39	3,557	0.0
43,270	6.000%, 10/01/39	49,035	0.0
884,881	6.000%, 02/01/40	1,003,169	0.0
39,824	6.000%, 04/01/40	45,171	0.0
176,575	6.000%, 09/01/40	198,738	0.0
405,547	6.000%, 10/01/40	460,781	0.0
601,667	6.000%, 05/01/41	683,373	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
8,703		6.500%, 04/01/27	$9,650	0.0
3,137		6.500%, 02/01/28	3,477	0.0
43		6.500%, 06/01/29	47	0.0
1,672		6.500%, 07/01/29	1,853	0.0
12,095		6.500%, 01/01/32	13,413	0.0
15,254		6.500%, 04/01/32	17,409	0.0
6,953		6.500%, 09/01/32	7,706	0.0
18,973		6.500%, 10/01/32	21,040	0.0
15,065		6.500%, 10/01/32	16,700	0.0
9,974		6.500%, 03/01/38	11,422	0.0
1,825		7.000%, 08/01/25	1,973	0.0
357		7.000%, 12/01/25	357	0.0
2,915		7.000%, 02/01/26	2,991	0.0
8,868		7.000%, 03/01/26	9,551	0.0
3,761		7.000%, 03/01/26	3,818	0.0
18,526		7.000%, 03/01/26	19,862	0.0
1,262		7.000%, 12/01/27	1,312	0.0
629,141		7.000%, 03/01/38	772,015	0.0
822,917		7.000%, 04/01/38	1,007,541	0.0
968		7.500%, 11/01/29	1,000	0.0
17,283		7.500%, 09/01/31	20,360	0.0
			363,625,798	8.7

		Government National Mortgage Association: 1.9%
18,669,000	(3)	3.000%, 05/20/45	18,930,073	0.5
26,455,000	(3)	3.500%, 07/20/42	27,458,946	0.7
1,484,869		4.000%, 11/20/40	1,572,430	0.0
11,687,000	(3)	4.000%, 06/20/41	12,308,328	0.3
2,939,291		4.000%, 03/20/46	3,110,223	0.1
2,119,207		4.500%, 08/20/41	2,279,446	0.1
15,875		5.000%, 11/15/35	17,489	0.0
26,187		5.000%, 11/15/35	28,811	0.0
12,444		5.000%, 11/15/35	13,803	0.0
9,394		5.000%, 11/15/35	10,265	0.0
75,294		5.000%, 06/15/37	82,772	0.0
47,805		5.000%, 03/15/38	52,391	0.0
406,269		5.000%, 03/15/38	447,873	0.0
12,359		5.000%, 06/15/38	13,517	0.0
5,873		5.000%, 07/15/38	6,467	0.0
5,025		5.000%, 09/15/38	5,541	0.0
62,931		5.000%, 11/15/38	69,291	0.0
64,674		5.000%, 11/15/38	70,724	0.0
27,812		5.000%, 12/15/38	30,408	0.0
158,429		5.000%, 12/15/38	174,322	0.0
1,733,125		5.000%, 12/15/38	1,909,744	0.0
1,932,640		5.000%, 01/15/39	2,126,581	0.1
144,036		5.000%, 01/15/39	158,429	0.0
218,323		5.000%, 01/15/39	240,544	0.0
206,576		5.000%, 02/15/39	227,492	0.0
84,070		5.000%, 02/15/39	92,689	0.0
170,976		5.000%, 02/15/39	188,000	0.0
161,557		5.000%, 03/15/39	178,086	0.0
237,290		5.000%, 03/15/39	261,583	0.0
316,844		5.000%, 03/15/39	348,781	0.0
4,643		5.000%, 03/15/39	5,088	0.0
186,010		5.000%, 04/15/39	204,334	0.0
1,253		5.000%, 05/15/39	1,369	0.0
320,268		5.000%, 05/15/39	352,644	0.0
107,128		5.000%, 05/15/39	117,993	0.0
171,447		5.000%, 07/15/39	188,857	0.0
146,195		5.000%, 09/15/39	160,371	0.0
16,100		5.000%, 11/15/39	17,693	0.0
3,524		5.000%, 04/15/40	3,881	0.0
27,690		5.000%, 06/15/40	30,496	0.0
52,297		5.000%, 09/15/40	57,583	0.0
422,053		5.000%, 09/15/40	464,408	0.0
129,713		5.000%, 10/15/40	142,920	0.0
174,182		5.000%, 05/15/42	190,447	0.0
721,516		5.000%, 02/20/43	784,487	0.0
2,628,932		5.140%, 10/20/60	2,732,320	0.1
1,908,098		5.310%, 10/20/60	1,976,177	0.0
699,193		5.500%, 03/20/60	725,813	0.0
			80,571,930	1.9

	Total U.S. Government Agency Obligations
	(Cost $615,570,793)		621,329,639	14.9

ASSET-BACKED SECURITIES: 11.4%
		Automobile Asset-Backed Securities: 0.8%
2,980,000		Capital Auto Receivables Asset Trust 2015-2 B, 2.290%, 05/20/20	2,993,131	0.1
2,390,000		Capital Auto Receivables Asset Trust 2015-2 C, 2.670%, 08/20/20	2,410,790	0.1
1,700,000		CarMax Auto Owner Trust 2015-2 C, 2.390%, 03/15/21	1,708,828	0.0
3,530,000		GM Financial Automobile Leasing Trust 2015-2 B, 2.420%, 07/22/19	3,538,742	0.1
3,420,000		GM Financial Automobile Leasing Trust 2015-2 C, 2.990%, 07/22/19	3,441,135	0.1
1,700,000	(1)	Oscar US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/21	1,710,416	0.0
1,750,000	(1)	Oscar US Funding Trust VII LLC 2017-2A A4, 2.760%, 12/10/24	1,754,382	0.0
7,030,000	(1)	Santander Drive Auto Receivables Trust 2013-A E, 4.710%, 01/15/21	7,127,827	0.2
6,130,000		Santander Drive Auto Receivables Trust 2014-3 D, 2.650%, 08/17/20	6,176,080	0.2
1,850,000	(1)	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/21	1,844,855	0.0
			32,706,186	0.8

		Home Equity Asset-Backed Securities: 0.2%
1,300,000		Home Equity Asset Trust 2005-2 M5, 2.332%, (1.000*US0001M + 1.095%), 07/25/35	1,315,949	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: (continued)
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 2.152%, (1.000*US0001M + 0.915%), 03/25/35	$2,418,726	0.1
532,777		New Century Home Equity Loan Trust 2005-2 M3, 1.972%, (1.000*US0001M + 0.735%), 06/25/35	530,976	0.0
71,289		Renaissance Home Equity Loan Trust 2003-2 A, 2.117%, (1.000*US0001M + 0.880%), 08/25/33	69,794	0.0
2,600,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	2,715,646	0.1
77,442		Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 1.317%, (1.000*US0001M + 0.080%), 11/25/36	28,845	0.0
			7,079,936	0.2

		Other Asset-Backed Securities: 10.1%
2,387,405	(1)	1776 CLO Ltd. 2006-1A D, 3.062%, (1.000*US0003M + 1.750%), 05/08/20	2,390,934	0.1
4,518,014	(1)	Ajax Mortgage Loan Trust 2016-C, 4.000%, 10/25/57	4,516,395	0.1
1,979,187	(1)	Ajax Mortgage Loan Trust 2017-A A, 3.470%, 04/25/57	1,997,349	0.0
6,860,000	(1)	ALM VII R-2 Ltd. 2013-7R2A A2R, 3.304%, (1.000*US0003M + 2.000%), 10/15/27	6,911,039	0.2
4,090,000	(1)	ALM VIII Ltd. 2013-8A A1R, 2.794%, (1.000*US0003M + 1.490%), 10/15/28	4,121,088	0.1
2,545,962	(1),(4),(6)	American Homes 4 Rent 2015-SFR1 XS 0.000%, 04/17/52	–	–
2,000,000	(1)	American Homes 4 Rent 2015-SFR2 C, 4.691%, 10/17/45	2,165,097	0.1
2,200,000	(1)	American Homes 4 Rent 2015-SFR2 D, 5.036%, 10/17/45	2,402,520	0.1
12,537,254	(1),(4),(6)	American Homes 4 Rent 2015-SFR2 XS 0.000%, 10/17/45	–	–
4,670,000	(1)	Apidos CLO XI 2012-11A BR, 3.254%, (1.000*US0003M + 1.950%), 01/17/28	4,701,873	0.1
4,200,000	(1)	Apidos CLO XVII 2014-17A A2R, 3.154%, (1.000*US0003M + 1.850%), 04/17/26	4,211,504	0.1
7,370,000	(1)	Apidos CLO XVII 2014-17A BR, 3.804%, (1.000*US0003M + 2.500%), 04/17/26	7,398,212	0.2
5,370,000	(1)	Apidos Clo XXV 2016-25A A1, 2.767%, (1.000*US0003M + 1.460%), 10/20/28	5,390,438	0.1
10,000,000	(1)	Ares XLIV CLO Ltd. 2017-44A A2, 2.664%, (1.000*US0003M + 1.350%), 10/15/29	9,999,590	0.2
5,750,000	(1)	Ares XXIX CLO Ltd. 2014-1A BR, 3.604%, (1.000*US0003M + 2.300%), 04/17/26	5,762,541	0.1
1,950,000	(1)	Ares XXXII CLO Ltd. 2014-32A BR, 3.565%, (1.000*US0003M + 2.250%), 11/15/25	1,959,781	0.0
4,280,000	(1)	Avery Point IV CLO Ltd. 2014-1A CR, 3.664%, (1.000*US0003M + 2.350%), 04/25/26	4,300,715	0.1
3,190,000	(1)	Babson CLO Ltd. 2014-3A C1R, 3.954%, (1.000*US0003M + 2.650%), 01/15/26	3,220,573	0.1
1,600,000	(1)	Bain Capital Credit CLO 2017-1A A2, 2.644%, (1.000*US0003M + 1.350%), 07/20/30	1,599,933	0.0
3,470,000	(1)	Barings CLO Ltd. 2017-1A A2, 2.631%, (1.000*US0003M + 1.350%), 07/18/29	3,485,292	0.1
1,749,320		Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.552%, 10/25/36	1,760,648	0.0
9,020,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 2.554%, (1.000*US0003M + 1.250%), 07/15/29	9,035,875	0.2
1,800,000	(1)	Birchwood Park CLO Ltd. 2014-1A C1R, 3.554%, (1.000*US0003M + 2.250%), 07/15/26	1,808,372	0.0
2,910,000	(1)	Blue Hill CLO Ltd. 2013-1A C1R, 3.704%, (1.000*US0003M + 2.400%), 01/15/26	2,912,581	0.1
5,850,000	(1)	BlueMountain CLO 2014-4A CR, 3.867%, (1.000*US0003M + 2.550%), 11/30/26	5,900,737	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
5,070,000	(1)	BlueMountain CLO 2015-1A BR, 3.804%, (1.000*US0003M + 2.500%), 04/13/27	$5,123,803	0.1
4,570,000	(1)	Burnham Park Clo Ltd. 2016-1A A, 2.737%, (1.000*US0003M + 1.430%), 10/20/29	4,604,947	0.1
3,880,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-3A BR, 3.467%, (1.000*US0003M + 2.150%), 07/27/26	3,907,125	0.1
8,630,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 2.461%, (1.000*US0003M + 1.300%), 04/20/31	8,652,826	0.2
4,530,000	(1)	Cedar Funding II CLO Ltd. 2013-1A CR, 3.667%, (1.000*US0003M + 2.350%), 06/09/30	4,548,732	0.1
3,950,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 3.563%, (1.000*US0003M + 2.250%), 07/23/30	3,965,109	0.1
13,380,000	(1)	Cedar Funding VI CLO Ltd. 2016-6A A1, 2.777%, (1.000*US0003M + 1.470%), 10/20/28	13,475,988	0.3
3,600,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 2.618%, (1.000*US0003M + 1.250%), 10/17/30	3,599,964	0.1
6,440,000	(1)	Cent CLO 2014-22A A2AR, 3.262%, (1.000*US0003M + 1.950%), 11/07/26	6,453,859	0.2
62,811		Chase Funding Trust Series 2002-4 2A1, 1.977%, (1.000*US0001M + 0.740%), 10/25/32	62,399	0.0
106,708		Chase Funding Trust Series 2003-5 2A2, 1.837%, (1.000*US0001M + 0.600%), 07/25/33	103,711	0.0
3,750,000	(6)	CIFC Funding 2013-2A A1LR, 2.650%, 10/18/30	3,750,000	0.1
2,000,000	(6)	CIFC Funding 2013-2A A3LR, 3.950%, 10/18/30	2,000,000	0.1
3,550,000	(1)	CIFC Funding 2014-4A C1R, 3.954%, (1.000*US0003M + 2.650%), 10/17/26	3,558,020	0.1
4,110,000	(1)	CIFC Funding 2016-1A A, 2.787%, (1.000*US0003M + 1.480%), 10/21/28	4,130,365	0.1
716,076		Countrywide Asset-Backed Certificates 2006-26 2A3, 1.407%, (1.000*US0001M + 0.170%), 06/25/37	714,489	0.0
7,200,000	(1),(3)	Deer Creek Clo Ltd. 2017-1A A, 2.240%, (1.000*US0003M + 1.180%), 10/20/30	7,200,000	0.2
12,160,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 2.464%, (1.000*US0003M + 1.210%), 10/15/30	12,230,224	0.3
7,790,000	(1)	Dryden 33 Senior Loan Fund 2014-33A AR, 2.734%, (1.000*US0003M + 1.430%), 10/15/28	7,855,506	0.2
8,000,000	(1)	Dryden 49 Senior Loan Fund 2017-49A A, 2.538%, (1.000*US0003M + 1.210%), 07/18/30	8,015,552	0.2
3,090,000	(1)	Dryden Senior Loan Fund 2014-31A CR, 3.404%, (1.000*US0003M + 2.100%), 04/18/26	3,098,491	0.1
2,330,000	(1)	Dryden Senior Loan Fund 2014-34A CR, 3.454%, (1.000*US0003M + 2.150%), 10/15/26	2,338,423	0.1
8,610,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 2.745%, (1.000*US0003M + 1.350%), 04/15/28	8,642,744	0.2
7,130,000	(1)	Dryden Senior Loan Fund 2017-47A C, 3.595%, (1.000*US0003M + 2.200%), 04/15/28	7,156,830	0.2
6,800,000	(1),(3)	Dryden XXV Senior Loan Fund 2012-25A CRR, 3.154%, (1.000*US0003M + 1.850%), 10/15/27	6,800,000	0.2
7,460,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 2.515%, (1.000*US0003M + 1.200%), 08/15/30	7,475,509	0.2
3,690,000	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/47	3,786,561	0.1
3,250,000	(1)	Flatiron CLO Ltd. 2013-1A A2R, 2.954%, (1.000*US0003M + 1.650%), 01/17/26	3,251,944	0.1
4,770,000	(1)	Flatiron CLO Ltd. 2013-1A BR, 3.654%, (1.000*US0003M + 2.350%), 01/17/26	4,775,719	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
4,250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 2.537%, (1.000*US0003M + 1.220%), 07/24/30	$4,254,259	0.1
2,100,000	(6)	Gilbert Park CLO Ltd. 2017-1A A, 2.340%, 10/15/30	2,100,000	0.1
1,800,000	(6)	Gilbert Park CLO Ltd. 2017-1A B, 2.960%, 10/15/30	1,800,000	0.0
2,000,000	(6)	Gilbert Park CLO Ltd. 2017-1A C, 3.320%, 10/15/30	2,000,000	0.0
139,291		GSAMP Trust 2007-FM1 A2A, 1.307%, (1.000*US0001M + 0.070%), 12/25/36	75,262	0.0
4,399,022	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/40	4,596,978	0.1
2,900,000	(1)	Invitation Homes Trust 2014-SFR2 E, 4.384%, (1.000*US0001M + 3.150%), 06/17/32	2,935,972	0.1
1,500,000	(1)	Jay Park CLO Ltd. 2016-1A B, 3.707%, (1.000*US0003M + 2.400%), 10/20/27	1,502,343	0.0
3,850,000	(1)	KKR CLO 9 AR Ltd., 2.574%, (1.000*US0003M + 1.270%), 07/15/30	3,854,755	0.1
6,690,000	(1)	LCM XXIII Ltd. 23A A1, 2.707%, (1.000*US0003M + 1.400%), 10/20/29	6,739,787	0.2
58,753		Long Beach Mortgage Loan Trust 2004-4 1A1, 1.797%, (1.000*US0001M + 0.560%), 10/25/34	58,655	0.0
4,450,000	(1)	Madison Park Funding XI Ltd. 2013-11A CR, 3.513%, (1.000*US0003M + 2.200%), 07/23/29	4,469,095	0.1
3,400,000	(1)	Madison Park Funding XIII Ltd. 2014-13A CR, 3.456%, (1.000*US0003M + 2.150%), 01/19/25	3,416,813	0.1
2,120,000	(1)	Madison Park Funding XV Ltd. 2014-15A B1R, 3.517%, (1.000*US0003M + 2.200%), 01/27/26	2,131,119	0.0
734,376	(1)	Marketplace Loan Trust Series 2015-AV2 A, 4.000%, 10/15/21	738,198	0.0
2,090,000	(1)	Oaktree EIF II Series B1 Ltd. 2015-B1A A, 2.865%, (1.000*US0003M + 1.550%), 02/15/26	2,097,018	0.0
4,510,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.627%, (1.000*US0003M + 1.320%), 03/17/30	4,519,836	0.1
3,000,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 2.668%, (1.000*US0003M + 1.350%), 07/15/29	2,999,946	0.1
2,250,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.679%, (1.000*US0003M + 1.375%), 07/15/29	2,272,923	0.1
1,430,000	(1)	Octagon Investment Partners XIX Ltd. 2014-1A CR, 3.404%, (1.000*US0003M + 2.100%), 04/15/26	1,431,544	0.0
4,000,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 2.656%, (1.000*US0003M + 1.350%), 07/19/30	4,009,916	0.1
7,070,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 2.725%, (1.000*US0003M + 1.410%), 08/15/29	7,161,945	0.2
7,900,000	(1)	OHA Loan Funding Ltd. 2015-1A BR, 3.115%, (1.000*US0003M + 1.800%), 08/15/29	7,940,914	0.2
2,340,000	(1)	Palmer Square CLO 2013-2A BR Ltd., 3.554%, (1.000*US0003M + 2.250%), 10/17/27	2,356,317	0.1
3,300,000	(1)	Palmer Square CLO 2015-1A BR Ltd., 3.866%, (1.000*US0003M + 2.550%), 05/21/29	3,337,151	0.1
1,375,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 2.577%, (1.000*US0003M + 1.270%), 07/20/30	1,374,869	0.0
4,070,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 2.657%, (1.000*US0003M + 1.350%), 07/20/30	4,069,609	0.1
5,700,000	(1)	Palmer Square Loan Funding 2017-1A C Ltd., 4.120%, (1.000*US0003M + 2.800%), 10/15/25	5,699,886	0.1
2,500,000		Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 2.317%, (1.000*US0001M + 1.080%), 03/25/35	2,517,543	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,694,229		Popular ABS Mortgage Pass-Through Trust 2005-D A5, 4.146%, 01/25/36	$1,678,617	0.0
8,200,000	(1)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/32	8,330,271	0.2
10,600,000	(1)	Shackleton CLO Ltd. 2016-9A A, 2.807%, (1.000*US0003M + 1.500%), 10/20/28	10,700,764	0.3
459,631		Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/27	489,622	0.0
2,000,000	(1)	SoFi Consumer Loan Program 2016-2A B, 4.770%, 10/27/25	2,085,199	0.0
4,371,831	(1)	SoFi Consumer Loan Program 2017-1 A, 3.280%, 01/26/26	4,431,795	0.1
2,000,000	(1)	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/26	2,085,114	0.0
4,630,000	(1)	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	4,663,349	0.1
10,200,000	(1)	Symphony CLO Ltd. 2012-9A AR, 2.754%, (1.000*US0003M + 1.450%), 10/16/28	10,304,418	0.2
4,200,000	(1)	Symphony CLO Ltd. 2016-18A B, 3.113%, (1.000*US0003M + 1.800%), 01/23/28	4,214,897	0.1
3,930,000	(1)	Symphony CLO XIV Ltd. 2014-14A C1R, 3.804%, (1.000*US0003M + 2.500%), 07/14/26	3,951,741	0.1
4,653,000	(1)	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/46	4,753,740	0.1
829,620	(1)	Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/46	864,703	0.0
2,200,000	(1)	Thacher Park CLO Ltd. 2014-1A CR, 3.507%, (1.000*US0003M + 2.200%), 10/20/26	2,209,253	0.1
2,570,000	(1)	THL Credit Wind River CLO Ltd. 2017-1A C, 3.604%, (1.000*US0003M + 2.300%), 04/18/29	2,579,746	0.1
5,100,000	(1)	THL Credit Wind River CLO Ltd. 2017-3A A, 2.489%, (1.000*US0003M + 1.250%), 10/15/30	5,099,954	0.1
12,650,000	(1)	Wind River CLO Ltd. 2016-2A A, 2.811%, (1.000*US0003M + 1.500%), 11/01/28	12,697,944	0.3
			422,835,707	10.1

		Student Loan Asset-Backed Securities: 0.3%
2,388,364	(1)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	2,427,155	0.1
3,292,302	(1)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/40	3,338,333	0.1
1,138,859	(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/37	1,165,207	0.0
1,500,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/41	1,469,808	0.0
363,898	(1)	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/33	364,901	0.0
2,500,000	(1)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/40	2,502,810	0.1
			11,268,214	0.3

	Total Asset-Backed Securities
	(Cost $469,478,451)		473,890,043	11.4

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 17.2%
		Affiliated Investment Companies: 17.2%
8,895,986		Voya Emerging Markets Corporate Debt Fund - Class P	90,116,340	2.2
13,952,575		Voya Emerging Markets Hard Currency Debt Fund - Class P	138,828,125	3.3
8,625,329		Voya Emerging Markets Local Currency Debt Fund - Class P	67,277,567	1.6
2,396,761		Voya Floating Rate Fund Class P	23,536,190	0.6
15,364,885		Voya High Yield Bond Fund - Class P	125,684,755	3.0
12,503,164		Voya Investment Grade Credit Fund - Class P	139,160,212	3.3
12,851,715		Voya Securitized Credit Fund - Class P	133,143,770	3.2

	Total Mutual Funds
	(Cost $717,385,883)		717,746,959	17.2

PREFERRED STOCK: 0.1%
		Utilities: 0.1%
147,552	(7),(8)	SCE Trust VI	3,744,870	0.1

	Total Preferred Stock
	(Cost $3,688,800)		3,744,870	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

		Value	Percentage of Net Assets
PURCHASED OPTIONS (9): –%
	Total Purchased Options
	(Cost $1,034,444)	$–	–

	Total Long-Term Investments
	(Cost $4,148,461,061)	4,189,788,774	100.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 18.2%
	Corporate Bonds/Notes: 0.4%
4,029,000	(1) Barclays Bank PLC, 6.050%, 12/04/17	4,057,616	0.1
5,994,000	(1) HBOS PLC, 6.750%, 05/21/18	6,173,159	0.2
1,643,000	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	1,643,078	0.0
3,264,000	(1) International Lease Finance Corp., 7.125%, 09/01/18	3,418,224	0.1
		15,292,077	0.4

	Commercial Paper: 4.1%
30,000,000	Bank Tokyo, 1.390%, 10/06/17	29,993,175	0.7
20,000,000	Concord, 1.440%, 10/06/17	19,995,294	0.5
36,000,000	Concord, 1.850%, 10/02/17	35,996,385	0.9
7,000,000	Crown PT, 1.850%, 10/02/17	6,999,297	0.2
21,000,000	Duke Energy, 2.070%, 10/02/17	20,997,638	0.5
900,000	FORD MTR CR CO, 1.670%, 01/03/18	896,136	0.0
40,000,000	Kroger, 2.700%, 10/02/17	39,995,500	1.0
15,000,000	Reuters, 1.530%, 10/30/17	14,981,258	0.3
		169,854,683	4.1

	U.S. Government Agency Obligations: 0.0%
2,040	Fannie Mae, 4.500%, 11/01/17	2,088	0.0
20,850	Fannie Mae, 4.500%, 02/01/18	21,333	0.0
126	Fannie Mae, 4.500%, 02/01/18	129	0.0
3,352	Fannie Mae, 4.500%, 07/01/18	3,430	0.0
2,359	Fannie Mae, 4.000%, 07/01/18	2,441	0.0
1,054	Fannie Mae, 4.000%, 07/01/18	1,091	0.0
14,831	Fannie Mae, 4.000%, 08/01/18	15,342	0.0
119,593	Fannie Mae, 4.000%, 09/01/18	123,714	0.0
34	Fannie Mae, 5.500%, 01/01/18	34	0.0
1,048	Fannie Mae, 5.500%, 01/01/18	1,049	0.0
91	Fannie Mae, 5.500%, 02/01/18	91	0.0
2,815	Fannie Mae, 5.500%, 02/01/18	2,824	0.0
35	Fannie Mae, 5.500%, 03/01/18	35	0.0
50	Fannie Mae, 6.000%, 01/01/18	50	0.0
5	Fannie Mae, 6.000%, 11/01/17	5	0.0
48	Fannie Mae, 6.000%, 02/01/18	48	0.0
97	Fannie Mae, 6.000%, 04/01/18	97	0.0
1,627	Fannie Mae, 6.000%, 09/01/18	1,629	0.0
		175,430	0.0

	Securities Lending Collateral(10): 13.5%
112,599,475	BNP Paribas S.A., Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $112,609,285, collateralized by various U.S. Government/U.S. Gov't Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $114,851,464, due 11/01/18-08/20/67)	112,599,475	2.7
133,975,641	Cantor Fitzgerald, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $133,987,424, collateralized by various U.S. Government/U.S. Gov't Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $136,655,154, due 10/12/17-05/20/67)	133,975,641	3.2
133,975,641	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $133,987,424, collateralized by various U.S. Government/U.S. Gov't Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $136,655,154, due 10/12/17-12/01/51)	133,975,641	3.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateral(10) (continued)
79,452,576		Millenium Fixed Income Ltd., Repurchase Agreement dated 09/29/17, 1.10%, due 10/02/17 (Repurchase Amount $79,459,759, collateralized by various U.S. Government Securities, 2.875%-3.625%, Market Value plus accrued interest $81,041,638, due 02/15/43-02/15/44)	$79,452,576	1.9
103,989,924		State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $104,000,181, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $106,260,279, due 01/15/19-02/15/46)	103,989,924	2.5
			563,993,257	13.5

		Collateralized Mortgage Obligations: 0.0%
86,244	(4)	Fannie Mae REMIC Trust 2011-69 AI, 5.000%, 05/25/18	391	0.0
21,380		Freddie Mac REMIC Trust 2543 AN, 5.000%, 12/15/17	21,404	0.0
			21,795	0.0

		Asset-Backed Securities: 0.0%
539,933		United States Small Business Administration 2008-P10A 1, 5.902%, 02/10/18
		(Cost $539,933)	547,995	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.2%
7,551,000	(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
		(Cost $7,551,000)	7,551,000	0.2

	Total Short-Term Investments
	(Cost $757,196,807)		757,436,237	18.2

	Total Investments in Securities (Cost $4,905,657,868)		$4,947,225,011	118.8
	Liabilities in Excess of Other Assets		(783,837,694)	(18.8)
	Net Assets		$4,163,387,317	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Settlement is on a when-issued or delayed-delivery basis.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Preferred Stock may be called prior to convertible date.
(8)	Non-income producing security.
(9)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(10)	Represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of September 30, 2017.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
COF 11	11th District Costs of Funds
H15T1Y	U.S. Treasury 1-Year Constant Maturity
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Mutual Funds	$717,746,959	$–	$–	$717,746,959
Preferred Stock	3,744,870	–	–	3,744,870
Purchased Options	–	–	–	–
Corporate Bonds/Notes	–	972,917,634	–	972,917,634
Collateralized Mortgage Obligations	–	498,627,345	–	498,627,345
Municipal Bonds	–	2,151,929	–	2,151,929
Asset-Backed Securities	–	462,240,043	11,650,000	473,890,043
U.S. Treasury Obligations	–	739,010,094	–	739,010,094
U.S. Government Agency Obligations	8,424	621,321,215	–	621,329,639
Foreign Government Bonds	–	6,591,390	–	6,591,390
Commercial Mortgage-Backed Securities	–	153,778,871	–	153,778,871
Short-Term Investments	7,551,000	749,885,237	–	757,436,237
Total Investments, at fair value	$729,051,253	$4,206,523,758	$11,650,000	$4,947,225,011
Other Financial Instruments+
Centrally Cleared Swaps	–	2,299,062	–	2,299,062
Forward Foreign Currency Contracts	–	193,506	–	193,506
Futures	4,969,717	–	–	4,969,717
Total Assets	$734,020,970	$4,209,016,326	$11,650,000	$4,954,687,296
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(3,900,246)	$–	$(3,900,246)
Forward Foreign Currency Contracts	–	(603,065)	–	(603,065)
Futures	(6,268,395)	–	–	(6,268,395)
Total Liabilities	$(6,268,395)	$(4,503,311)	$–	$(10,771,706)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$83,135,332	$3,075,513	$–	$3,905,495	$90,116,340	$3,075,513	$–	$–
Voya Emerging Markets Hard Currency Debt Fund - Class P	126,279,438	4,584,062	–	7,964,625	138,828,125	4,584,061	–	–
Voya Emerging Markets Local Currency Debt Fund - Class P	59,236,701	1,542,787	–	6,498,079	67,277,567	1,542,787	–	–
Voya Floating Rate Fund - Class P	23,029,585	836,110	–	(329,505)	23,536,190	836,125	–	–
Voya High Yield Bond Fund - Class P	98,027,562	34,637,428	(9,180,993)	2,200,758	125,684,755	5,737,428	(180,993)	–
Voya Investment Grade Credit Fund - Class P	131,182,083	3,548,561	–	4,429,568	139,160,212	3,548,321	–	–
Voya Securitized Credit Fund - Class P	123,996,498	4,753,936	–	4,393,336	133,143,770	4,753,682	–	–
	$644,887,199	$52,978,397	$(9,180,993)	$29,062,356	$717,746,959	$24,077,917	$(180,993)	$–

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2017, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 3,649,032	RUB 225,086,922	Barclays Bank PLC	10/20/17	$(241,489)
USD 4,298,326	THB 142,019,697	Barclays Bank PLC	12/15/17	36,478
USD 4,818,236	MYR 20,214,909	Barclays Bank PLC	12/15/17	36,320
USD 3,713,419	PLN 13,782,743	Citibank N.A.	10/20/17	(63,640)
USD 514,528	RON 2,063,414	Citibank N.A.	10/20/17	(16,450)
USD 4,160,394	ZAR 56,586,342	Citibank N.A.	10/20/17	(7,319)
CZK 19,403,537	USD 854,879	Citibank N.A.	10/20/17	28,586
USD 2,193,548	COP 6,651,495,118	Citibank N.A.	11/17/17	(58,821)
USD 3,438,746	BRL 10,946,560	Citibank N.A.	11/17/17	4,382
USD 597,127	PHP 30,666,070	Citibank N.A.	12/15/17	(2,382)
USD 3,752,037	IDR 50,194,746,125	Citibank N.A.	12/15/17	52,684
SGD 1,301,140	USD 966,126	Citibank N.A.	12/15/17	(6,110)
USD 3,284,016	HUF 884,306,740	Goldman Sachs International	10/20/17	(71,503)
USD 4,323,171	MXN 78,679,027	Goldman Sachs International	11/17/17	35,056
USD 3,132,182	TRY 11,701,978	HSBC Bank USA N.A.	10/20/17	(135,351)
				$(409,559)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

At September 30, 2017, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	2,625	12/19/17	$328,945,313	$(3,350,002)
U.S. Treasury 2-Year Note	1,569	12/29/17	338,438,195	(769,379)
U.S. Treasury 5-Year Note	415	12/29/17	48,762,500	(224,503)
U.S. Treasury Ultra Long Bond	611	12/19/17	100,891,375	(1,924,511)
			$817,037,383	$(6,268,395)
Short Contracts
U.S. Treasury Long Bond	(10)	12/19/17	(1,528,125)	28,593
U.S. Treasury Ultra 10-Year Note	(2,741)	12/19/17	(368,193,404)	4,941,124
			$(369,721,529)	$4,969,717

At September 30, 2017, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade, Series 28, Version 1	Buy	1.000	06/20/22	USD	125,000,000	$(2,648,000)	$(644,677)
						$(2,648,000)	$(644,677)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	1.460%	10/13/20	USD	225,664,000	$(2,611,287)	$(2,611,287)
Pay	3-month USD-LIBOR	2.372	10/13/30	USD	50,908,000	(238,878)	(238,878)
Pay	3-month USD-LIBOR	2.510	10/13/35	USD	29,003,000	12,361	12,361
Pay	3-month USD-LIBOR	2.593	10/13/40	USD	40,443,000	315,420	315,420
Receive	3-month USD-LIBOR	1.668	10/30/19	USD	444,148,000	682,977	682,977
Receive	3-month USD-LIBOR	1.780	10/13/22	USD	112,415,000	1,288,304	1,288,304
Receive	3-month USD-LIBOR	2.619	10/13/45	USD	35,916,000	(405,404)	(405,404)
						$(956,507)	$(956,507)

At September 30, 2017, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Call on 10-Year Interest Rate Swap	Citibank N.A.	1.968%	Receive	3-month USD-LIBOR	10/02/2017	USD 444,922,000	$1,034,444	$–
							$1,034,444	$–

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (Unaudited) (Continued)

Currency Abbreviations
BRL	-	Brazilian Real
COP	-	Colombian Peso
CZK	-	Czech Koruna
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$193,506
Interest rate contracts	Futures contracts	4,969,717
Interest rate contracts	Interest rate swaps	2,299,062
Total Asset Derivatives		$7,462,285

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$603,065
Interest rate contracts	Futures contracts	6,268,395
Credit contracts	Credit default swaps	644,677
Interest rate contracts	Interest rate swaps	3,255,569
Total Liability Derivatives		$10,771,706

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2017:

	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	Totals
Assets:
Forward foreign currency contracts	$72,798	$–	$85,652	$35,056	$–	$193,506
Total Assets	$72,798	$–	$85,652	$35,056	$–	$193,506

Liabilities:
Forward foreign currency contracts	$241,489	$–	$154,722	$71,503	$135,351	$603,065
Total Liabilities	$241,489	$–	$154,722	$71,503	$135,351	$603,065

Net OTC derivative instruments by counterparty, at fair value	$(168,691)	$–	$(69,070)	$(36,447)	$(135,351)	$(409,559)

Total collateral pledged by the Portfolio/(Received from counterparty)	$–	$–	$20,000	$–	$135,351	$155,351

Net Exposure(1)(2)	$(168,691)	$–	$(49,070)	$(36,447)	$–	$(254,208)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

(1) At September 30, 2017, the Portfolio had pledged $430,000 in cash collateral to HSBC Bank USA N.A.. Excess cash collateral is not shown for financial reporting purposes.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $4,905,804,955.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$83,235,226
Gross Unrealized Depreciation	(47,126,762)

Net Unrealized Appreciation	$36,108,464

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 27, 2017